As filed with the Securities and Exchange Commission on June 6, 2017

File No. 333-218133

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒	Pre-Effective Amendment No. 1
☐	Post-Effective Amendment No.

(Check appropriate box or boxes)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	With a copy to:
Diana E. McCarthy	Kevin O’Rourke
Drinker Biddle & Reath LLP	Jose J. Del Real
One Logan Square	Northern Trust Investments, Inc.
Suite 2000	50 South LaSalle Street
Philadelphia, Pennsylvania 19103-6996	Chicago, Illinois 60603

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of Beneficial Interest, par value of $0.0001, of the Large Cap Core Fund.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

NORTHERN FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

1-800-637-1380

June [    ], 2017

Dear Shareholder:

The Board of Trustees (the “Board”) of Northern Funds (the “Trust”) has approved the reorganization of the Large Cap Equity Fund, a series of the Trust (the “Acquired Fund”), with and into the Large Cap Core Fund, also a series of the Trust (the “Acquiring Fund and, together with the Acquired Fund, the “Funds”). It is expected that the reorganization will be completed on or about July 21, 2017.

The reorganization will be effected pursuant to a Plan of Reorganization (the “Plan”). In the reorganization, all of the assets of the Acquired Fund will be transferred to the Acquiring Fund, in exchange for shares of the Acquiring Fund of equal aggregate value and the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The shares of the Acquiring Fund then will be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Holders of shares of the Acquired Fund will hold, immediately after the reorganization, shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares the shareholder held in the Acquired Fund immediately prior to the reorganization. It is expected that the reorganization of the Acquired Fund should be effected on a tax-free basis for federal income tax purposes. This tax treatment, however, does not extend to transactions that occur prior to, or after the reorganization. Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, currently expects that the Acquired Fund will sell up to 66% of its portfolio securities prior to the reorganization. Actual sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization. It is expected that the disposition of these portfolio securities will generate capital gains that will be taxable to Acquired Fund shareholders (aside from tax-exempt accounts) prior to the reorganization. NTI will bear any out-of-pocket costs related to the reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the enclosed Combined Prospectus/Information Statement.

NTI believes that the Acquired Fund has minimal growth prospects and that shareholders of the Acquired Fund will benefit from the increased commercial viability, significantly lower contractual management fees and overall expenses, and potential operating efficiencies and economies of scale that may be achieved by combining the Acquired Fund’s assets with the Acquiring Fund, rather than continuing to operate the Acquired Fund separately. NTI also believes that the Acquiring Fund’s substantially identical investment objective and similar strategies make it compatible with the Acquired Fund. NTI also considered the future prospects of the Acquired Fund if the reorganization is not effected, including the possibility that the Acquired Fund might be liquidated because of a lack of commercial viability.

After considering NTI’s recommendation, the Board concluded that the reorganization would be in the best interests of the Acquired Fund and the Acquiring Fund and their respective shareholders and that the shareholders’ interests will not be diluted as a result of the reorganization.

The reorganization does not require a shareholder vote, and you are not being asked to vote. However, we ask that you review the enclosed Combined Prospectus/Information Statement, which contains information about the Acquiring Fund, outlines differences between the Acquired Fund and the Acquiring Fund, and provides details about the terms and conditions of the reorganization, including the reasons for the reorganization. If you have any questions about the reorganization, please do not hesitate to contact Northern Funds at 1-800-595-9111.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

Sincerely,

Peter K. Ewing

President

2

IMPORTANT NOTICE

To Shareholders of the Large Cap Equity Fund

Q U E S T I O N S  &  A N S W E R  S

The enclosed Combined Prospectus/Information Statement describes the contemplated reorganization of the Large Cap Equity Fund of Northern Funds (the “Acquired Fund”) into the Large Cap Core Fund of Northern Funds (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”). We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the reorganization.

Q:	WHAT IS HAPPENING?

A: Northern Trust Investments, Inc. (“NTI”), each Fund’s investment adviser, is proposing to combine the assets of the Acquired Fund with the Acquiring Fund.

Under the reorganization, the Acquired Fund will transfer all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities. The Acquired Fund will then distribute the shares of the Acquiring Fund to shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

Q:	HOW WILL THE REORGANIZATION AFFECT ME?

A: In connection with the reorganization, an account will be set up in your name with the Acquiring Fund and you will receive shares of the Acquiring Fund. The aggregate net asset value of the shares you receive in the reorganization relating to your Acquired Fund shares will equal the aggregate net asset value of the shares you own immediately prior to the reorganization. As a result of the reorganization, however, a shareholder of the Acquired Fund will hold a smaller percentage of ownership in the combined fund than he or she held in the Acquired Fund prior to the reorganization.

Q.	WHY IS THE REORGANIZATION OCCURRING?

A. After careful consideration, the Board of Trustees of the Northern Funds (the “Board”), including a majority of the independent Trustees by separate vote, has determined that the reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and their shareholders and the interests of their respective shareholders will not be diluted as a result of the reorganization. The Board has determined that, after the reorganization, shareholders of the Acquired Fund may benefit among other things from (i) the increased commercial viability of the combined Fund; (ii) significantly lower contractual management fees and overall Fund expenses; and (iii) potential operating efficiencies and economies of scale of the combined Fund.

The Board also considered the Funds’ substantially identical investment objectives and similar, but not identical, investment strategies. The Acquiring Fund uses a primarily quantitative methodology that it applies to its fundamental research, while the Acquired Fund uses both fundamental research and quantitative analysis. Despite these differences in investment strategies, the Board concluded that there were sufficient similarities between the Funds, including that the Funds invest at least 80% of their assets in large capitalization companies within the range of capitalization of the S&P 500 Index, to provide a sound basis for the reorganization. In addition, the Board considered the relative performance of the Funds over various time periods.

The Board also considered that the Acquired Fund will be required to distribute its realized capital gains to shareholders, which will be a taxable event to shareholders (other than tax-exempt accounts), prior to the reorganization. While the Board considered other options for the Acquired Fund, including liquidation of the Fund, a reorganization with the Acquiring Fund was determined to be the most beneficial outcome for shareholders. The Board also considered the future prospects of the Acquired Fund if the reorganization was not effected, including the possibility that the Fund might be liquidated because of a lack of commercial viability.

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Q:	WHO WILL ADVISE THE ACQUIRING FUND ONCE THE REORGANIZATION IS COMPLETED?

A: As you know, the Acquired Fund is advised by NTI. The Acquiring Fund also is advised by NTI and will continue to be advised by NTI once the reorganization is completed.

Q:	WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?

A: No, you will not pay any sales load, commission or other similar fee in connection with the reorganization.

Q:	HOW WILL THE FEES AND EXPENSES OF THE ACQUIRED FUND CHANGE AS A RESULT OF THE REORGANIZATION?

A. The combined Fund will pay a significantly lower contractual management fee than is currently paid by the Acquired Fund. Following the reorganization, the estimated pro forma gross annual operating expenses and pro forma net annual operating expenses (i.e., after contractual waivers and/or expense reimbursements) for the Acquiring Fund will also be significantly below those of the Acquired Fund.

The following tables show (i) the Acquired Fund’s contractual management fee and gross annual and net annual operating expenses and (ii) the contractual management fee and the estimated pro forma gross annual and net annual operating expenses of the Acquiring Fund after the reorganization.

Acquired Fund/ Acquiring Fund (before reorganization)	Management Fee	Gross Annual Operating Expenses	Net Annual Operating Expenses
Large Cap Equity Fund	0.83%	0.99%	0.86%

Large Cap Core Fund	0.44%	0.62%	0.46%

Acquiring Fund (after the reorganization)	Management Fee	Pro Forma Gross Annual Operating Expenses	Pro Forma Net Annual Operating Expenses
Large Cap Core Fund	0.44%	0.56%	0.46%

Q:	HOW DOES THE PERFORMANCE OF THE ACQUIRING FUND COMPARE TO THE PERFORMANCE OF THE ACQUIRED FUND?

A: The Acquiring Fund had higher average annual total returns over the one-, five- and ten-year periods ended December 31, 2016 than the Acquired Fund. The Acquired Fund had better annualized returns since inception through December 31, 2016 than the Acquiring Fund. The Acquired Fund and the Acquiring Fund have inception dates of April 1, 1994 and December 16, 2005, respectively. Performance information for both Funds is included in the accompanying Combined Prospectus/Information Statement.

Q:	WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?

A: The reorganization is currently expected to qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the reorganization so qualifies, in general, the Acquired Fund will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities in exchange solely for shares of the Acquiring Fund and the assumption of the Acquired Fund’s liabilities by the Acquiring Fund under the reorganization or as a result of the Acquired Fund’s liquidation. You also will not recognize any gain or loss upon your receipt of shares of the Acquiring Fund in connection with the reorganization. Acquired Fund shareholders, however, are expected to incur capital gains immediately prior to the reorganization as described below.

NTI expects to reposition the Acquired Fund’s portfolio to more closely align with the portfolio of the Acquiring Fund. Based on the Acquired Fund’s current holdings, up to 66% of the Fund’s portfolio is currently expected to turn over, which will result in recognition of a portion of the Acquired Fund’s unrealized capital gains. Actual sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization. As of March 31, 2017, the Acquired Fund had net unrealized appreciation of $34.7 million. The Acquired Fund will be required to distribute its realized capital gains to shareholders, which will be a

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taxable event to shareholders (other than tax-exempt accounts), prior to the closing of the reorganization. Total transaction costs, capital gains and losses realized, and distributions to shareholders are not measurable in advance.

To the extent that, prior to the reorganization, the portfolio holdings of the Acquired Fund are sold by the Acquired Fund in anticipation of the reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio holdings are sold and the Acquired Fund’s basis in such holdings. Any capital gains recognized in these sales on a net basis will be distributed, if required, to the Acquired Fund’s shareholders as either capital gain distributions (to the extent of net realized long-term capital gains) or ordinary income dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and these distributions, along with any distributions of the Acquired Fund’s net investment income, will generally be taxable to Acquired Fund shareholders as ordinary income, long-term capital gains, or qualified dividends, as applicable.

Q:	ARE THERE ANY OTHER POTENTIAL DISADVANTAGES TO ME FROM THE REORGANIZATION?

A: The Acquiring Fund is currently a defendant in a securities litigation matter involving the Tribune Company (the “Tribune litigation”), as discussed more fully in the accompanying Combined Prospectus/Information Statement. The Acquired Fund shareholders will become subject to the Tribune litigation after the reorganization. The Acquiring Fund cannot predict the outcome of these proceedings, and, it is possible, although not probable, that an adverse decision could have a material impact on the Acquiring Fund’s net asset value.

Q:	WHO WILL PAY FOR THE REORGANIZATION?

A: NTI will bear any out-of-pocket costs related to the reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the Combined Prospectus/Information Statement.

Q:	WHAT IF I REDEEM MY SHARES BEFORE THE REORGANIZATION TAKES PLACE?

A: If you choose to redeem your shares before the reorganization takes place, the redemption will be treated as a normal redemption of shares and, generally, will be a taxable transaction on which gain or loss may be recognized.

Q:	WHOM DO I CONTACT FOR FURTHER INFORMATION?

A: You may call the Northern Funds at 1-800-595-9111.

Important additional information about the reorganization is set forth in the accompanying Combined Prospectus/Information Statement. Please read it carefully.

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NORTHERN FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

1-800-595-9111

COMBINED PROSPECTUS/INFORMATION STATEMENT

This Combined Prospectus/Information Statement is being furnished to shareholders of the Large Cap Equity Fund (the “Acquired Fund”) in connection with a Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees (the “Board”) of Northern Funds (the “Trust”). Under the Plan, (1) all of the assets of the Acquired Fund will be transferred to the Large Cap Core Fund of the Trust (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund of equal aggregate value and the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund; and (2) such shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund (the “Reorganization”). Holders of shares of the Acquired Fund will hold, immediately after the Reorganization, shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares such shareholder held in the Acquired Fund immediately prior to the Reorganization. The Reorganization is expected to be completed on or about July 21, 2017.

Northern Trust Investments, Inc. (“NTI”), the investment adviser and administrator of the Acquired Fund and the Acquiring Fund, has undertaken to pay any out-of-pocket costs related to the reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the Combined Prospectus/Information Statement.

The Board believes that the Reorganization is in the best interests of the Acquired Fund and Acquiring Fund and their respective shareholders, and that the interests of the shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is structured as a tax-free transaction for the Acquired Fund and its shareholders. This tax treatment, however, does not extend to transactions that occur prior to, or after the Reorganization. NTI currently expects that the Acquired Fund will sell up to 66% of its portfolio securities prior to the Reorganization. Actual sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization. It is expected that the disposition of these portfolio securities will generate capital gains that will be taxable to Acquired Fund shareholders (aside from tax-exempt accounts) prior to the reorganization. Shareholders of the Acquired Fund are not being asked to vote on the Plan or approve the Reorganization.

The Acquired Fund and Acquiring Fund are series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 44 separate series including the Acquired Fund and Acquiring Fund. The Board is responsible for the management and business and affairs of the Acquired Fund and the Acquiring Fund.

This Combined Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund, the Acquiring Fund and the Reorganization. This Combined Prospectus/Information Statement incorporates by reference the following documents, which contain additional information about the Acquired Fund and the Acquiring Fund:

-	a Statement of Additional Information dated [ ], 2017 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement;

-	The Prospectus dated July 31, 2016, as supplemented to date, of the Northern Funds- Equity Funds, including the Acquired Fund and Acquiring Fund;

-	The Statement of Additional Information dated July 31, 2016, as supplemented to date, of the Northern Funds, including the Acquired Fund and Acquiring Fund; and

-	The audited financial statements and financial highlights and related Report of Independent Registered Public Accounting Firm for the Acquired Fund and Acquiring Fund included in the Trust’s Annual Report for the year ended March 31, 2017. No other parts of the Trust’s Annual Report are incorporated herein by reference.

You can obtain a free copy of documents listed above by contacting Northern Funds at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-800-595-9111. You may also request copies of any of the foregoing documents by email request to: northern-funds@ntrs.com

You may also copy and review information about the Funds at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

This Combined Prospectus/Information Statement and the enclosures are expected to be first sent to shareholders on or about [                ], 2017. THIS IS NOT A REQUEST FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY, OR THE NORTHERN TRUST COMPANY, ITS AFFILIATES, SUBSIDIARIES OR ANY OTHER BANK. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Combined Prospectus/Information Statement is [                            ], 2017.

NORTHERN FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

TELEPHONE: 1-800-595-9111

COMBINED PROSPECTUS/INFORMATION STATEMENT

DATED JUNE [    ], 2017

SYNOPSIS

THE REORGANIZATION

The Board of Trustees (the “Board”) of the Northern Funds (the “Trust”), including a majority of the independent Trustees, by separate vote, reviewed and approved the Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of the Large Cap Equity Fund (the “Acquired Fund”) with and into the Large Cap Core Fund (the “Acquiring Fund”), the closing date (the “Closing Date”) of which is expected to be on or about July 21, 2017.

Pursuant to the Plan, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The Acquired Fund will then distribute the shares of the Acquiring Fund to its shareholders in complete liquidation of the Acquired Fund. Immediately after the Reorganization, each person who held shares in the Acquired Fund will hold shares in the Acquiring Fund with the same aggregate value as that person’s interest in the Acquired Fund as of the Closing Date.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Acquired Fund and the Acquiring Fund and their shareholders for federal income tax purposes as described further below. This tax treatment, however, does not extend to transactions that occur prior to, or after the Reorganization. NTI currently expects that the Acquired Fund will sell up to 66% of its portfolio securities prior to the Reorganization. Actual sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization. It is expected that the disposition of these portfolio securities will generate capital gains that will be taxable to Acquired Fund shareholders (aside from tax-exempt accounts) prior to the reorganization.

This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached hereto as Appendix A.

Northern Trust Investments, Inc. (“NTI”), the Funds’ investment adviser, will bear any out-of-pocket costs related to the reorganization, including legal and audit expenses and the expenses of preparation, assembling and mailing the Combined Prospectus/Information Statement.

The Board determined that the Reorganization is in the best interest of the Acquired Fund and Acquiring Fund and their shareholders, and that interests of the shareholders of the Funds will not be diluted as a result of the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

This section will help you compare the investment objectives, principal investment strategies and limitations of the Acquired Fund and the Acquiring Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds’ Prospectus and Statement of Additional Information.

The Acquired Fund and Acquiring Fund have substantially identical investment objectives, similar, although not identical, investment strategies, and identical fundamental investment restrictions, as discussed below and at Appendix B. The investment objective of each Fund may be changed by the Board without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in a Fund having an investment objective different than the objective that the shareholder considered appropriate at the time of investment in the Fund. Each Fund’s investment objective and principal investment strategies are provided in the table below.

Large Cap Equity Fund (Acquired Fund)	Large Cap Core Fund (Acquiring Fund)
Investment Objective	Investment Objective

The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.	The Fund seeks long-term growth of capital. Any income received is incidental to this objective.

Principal Investment Strategies	Principal Investment Strategies

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, within the range of the market capitalization of the companies in the S&P 500® Index. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of May 31, 2016, the market capitalization of the companies in the S&P 500 Index was between $1.3 billion and $553.7 billion. The size of companies in the S&P 500 Index changes with market conditions. In addition, changes to the composition of the S&P 500 Index can change the market capitalization range of companies in the Index. The Fund is not limited to the stocks included in the S&P 500 Index and may invest in other stocks that meet the Fund’s investment adviser’s criteria discussed below.

Using fundamental research and quantitative analysis, the Fund’s investment adviser buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the Fund’s investment adviser sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Fund. In determining whether a company has favorable characteristics, the Fund’s investment adviser uses an evaluation process that includes, but is not limited to:

•    Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

•    Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;

•    Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

In seeking its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a broadly diversified portfolio of equity securities in large capitalization U.S. companies, including foreign issuers that are traded in the U.S. Large capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, within the range of the market capitalization of the companies in the S&P 500® Index. As of May 31, 2016, the market capitalization of the companies in the S&P 500 Index was between $1.3 billion and $553.7 billion. The size of companies in the S&P 500 Index changes with market conditions. In addition, changes to the composition of the S&P 500 Index can change the market capitalization range of companies in that index. The Fund is not limited to the stocks included in the S&P 500 Index and may invest in other stocks that meet the Fund’s investment adviser’s criteria discussed below.

The Fund’s investment strategy attempts to create a portfolio with similar risk, style, capitalization and industry characteristics as the S&P 500 Index with the potential to provide excess returns by allowing the Fund to hold a portion, but not all of the securities in the S&P 500 Index. In managing the Fund, the Fund’s investment adviser attempts to achieve the Fund’s objective by overweighting those stocks that it believes will outperform the S&P 500 Index and underweighting (or excluding entirely) those stocks that it believes will underperform the S&P 500 Index. The Fund seeks to accomplish this goal by employing a strategy that uses statistics and advanced econometric methods to determine which fundamental and quantifiable stock or firm characteristics (such as relative valuation, price momentum and earnings quality) are predictive of future stock performance. The characteristics are combined to create a proprietary multifactor quantitative stock selection model which generates stock specific forecasts that are used along with risk controls to determine security weightings. The

Large Cap Equity Fund (Acquired Fund)	Large Cap Core Fund (Acquiring Fund)

•    Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

Standard & Poor’s® Rating Service does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Large Cap Equity Fund and is not affiliated with the Fund in any way.

investment management team’s approach, based primarily on applying quantitative methods to fundamental research (e.g., selecting stocks based on economic, financial, and market analysis), is applied within a risk constrained environment that is intended to increase return and result in a portfolio having characteristics similar to the S&P 500 Index. The team will normally sell a security that it believes is no longer attractive based upon the evaluation criteria described above.

Standard & Poor’s® Rating Service does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Large Cap Core Fund and is not affiliated with the Fund in any way.

Each Fund has an investment strategy to invest in equity securities of large capitalization companies within the range of the market capitalization of the companies in the S&P 500 Index. However, there are some important differences between the Funds’ investment strategies as follows:

•

The Acquired Fund employs an investment strategy using fundamental research and quantitative analysis while the investment team’s investment strategy approach for the Acquiring Fund is based primarily on applying quantitative methods to fundamental research.

•

The Acquiring Fund seeks to achieve its investment objective by overweighting those stocks that it believes will outperform the S&P 500 Index and underweighting (or excluding entirely) those stocks that it believes will underperform the S&P 500 Index, while the Acquired Fund buys securities of companies that it believes have favorable growth and valuation characteristics relative to their peers based on its evaluation process.

•

The Acquired Fund may sell securities to maintain the desired portfolio securities composition of the Fund, while the Acquiring Fund will normally sell a security that it believes is no longer attractive based upon its evaluation criteria described above.

The Funds have identical fundamental investment restrictions with respect to borrowings and certain other matters. These fundamental investment restrictions are set forth in Appendix B to this Combined Prospectus/Information Statement.

PRINCIPAL RISK FACTORS

All investments carry some degree of risk that will affect the value of a Fund’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in each Fund.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”), ANY OTHER GOVERNMENT AGENCY, OR THE NORTHERN TRUST COMPANY, ITS AFFILIATES, SUBSIDIARIES OR ANY OTHER BANK.

The Acquiring Fund has identical principal risk factors as the Acquired Fund. The combined Fund will use the same investment strategies as the Acquiring Fund, and will have the same principal investment risks as the Acquiring Fund. These risk factors are summarized below. For more information on the risks associated with the Acquiring Fund, see the Acquiring Fund’s Prospectus and SAI.

Comparison of Principal Risk Factors of the Acquired Fund and Acquiring Fund

Large Cap Equity Fund (Acquired Fund)	Large Cap Core Fund (Acquiring Fund)
Market Risk	Market Risk
Management Risk	Management Risk
Cybersecurity Risk	Cybersecurity Risk
Market Events Risk	Market Events Risk
Large Cap Stock Risk	Large Cap Stock Risk
Sector Risk	Sector Risk

Fund Risk Descriptions

The following provides a description of the various risks referenced in the section above.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in the Fund to decline. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

LARGE CAP STOCK RISK is the risk that large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus solely on small- or medium-capitalization stocks.

SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular market sector.

COMPARATIVE FEES AND EXPENSES

The following tables: (1) compare the fees and expenses of the Acquired Fund and the Acquiring Fund for the twelve-month period ended March 31, 2017 (adjusted to reflect current fees effective April 1, 2017); and (2) show the estimated fees and expenses for the Acquiring Fund combined with the Acquired Fund on an estimated pro forma basis after giving effect to the Reorganization as if the Reorganization had occurred on March 31, 2017 (adjusted for current fees). Pro forma expense levels should not be considered an actual representation of future expenses or performance. Pro forma levels project anticipated expense levels but actual expenses may be greater or less than those shown. As shown by the table, there are no transaction charges when you buy or sell shares of either Fund, nor will there be any such charges following the Reorganization. THERE WILL NOT BE ANY FEE IMPOSED ON SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

Large Cap Equity Fund and Large Cap Core Fund:

Current Large Cap Equity Fund			Current Large Cap Core Fund			Large Cap Core Fund After Reorganization (Pro Forma Combined)
Current Fee Table:			Current Fee Table:			Pro Forma Fee Table:
Annual Fund Operating Expenses(1) (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses(1) (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses(1) (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.83%	Management Fees		0.44%	Management Fees		0.44%
Other Expenses		0.16%	Other Expenses		0.18%	Other Expenses		0.12%
Transfer Agency Fees	0.02%		Transfer Agency Fees	0.02%		Transfer Agency Fees	0.02%
Other Operating Expenses	0.14%		Other Operating Expenses	0.16%		Other Operating Expenses	0.10%
Total Annual Fund Operating Expenses		0.99%	Total Annual Fund Operating Expenses		0.62%	Total Annual Fund Operating Expenses		0.56%
Expense Reimbursement(2)		(0.13)%	Expense Reimbursement(2)		(0.16)%	Expense Reimbursement(2)		(0.10)%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.86%	Total Annual Fund Operating Expenses After Expense Reimbursement		0.46%	Total Annual Fund Operating Expenses After Expense Reimbursement		0.46%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. (the “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.85% and 0.45% for the Large Cap Equity Fund and the Large Cap Core Fund, respectively (“Expense Cap”). Effective June 15, 2016, the Large Cap Core Fund’s contractual Expense Cap was reduced from 0.60% to 0.45%. The amounts shown as Expense Reimbursements in the Pro Forma Fee Table are calculated based upon the Pro Forma Combined Fund’s expenses being capped (other than the excepted expenses above) at 0.45% for the full fiscal year ended March 31, 2017. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. This contractual limitation may not be terminated before July 31, 2018 without the approval of the Board.

EXPENSE EXAMPLES

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund, and the Acquiring Fund (Pro Forma) assuming the Reorganization takes place. The examples assume that you invest $10,000 for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs are described below for the Acquired Fund and Acquiring Fund.

Large Cap Equity Fund (Acquired Fund) and Large Cap Core Fund (Acquiring Fund)

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Acquired Fund	$88	$302	$534	$1,201
Acquiring Fund	$47	$182	$330	$759
Acquiring Fund (Pro Forma)	$47	$169	$303	$692

PORTFOLIO TURNOVER

Each Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Examples above, affect a Fund’s performance. During each Fund’s most recent fiscal year ended March 31, 2017, the Fund’s portfolio turnover rate was as follows (expressed as a percentage of the average value of its portfolio):

Acquired Fund	Portfolio Turnover Rate	Acquiring Fund	Portfolio Turnover Rate
Large Cap Equity Fund	25.95%	Large Cap Core Fund	66.77%

COMPARISON OF PURCHASE/REDEMPTION/EXCHANGE POLICIES

You generally may buy and sell shares in the Acquiring Fund or the Acquired Fund on any day when the New York Stock Exchange is open for trading. This section will help you compare the purchase/redemption and exchange policies of the Acquired Fund and the Acquiring Fund. Please be aware that this is only a brief discussion. For more complete information concerning purchase and redemption procedures and exchange privileges, please see the Acquiring Fund’s Prospectus, which accompanies this Prospectus/Information Statement, its Statement of Additional Information and the Acquired Fund’s Prospectus and Statement of Additional Information.

The procedures to purchase, redeem and exchange shares of the Funds are identical:

	Acquired Fund	Acquiring Fund
Initial Investment Minimum	$2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates)	$2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates)

Subsequent Investment Minimum	$50 (except for reinvestments of distributions for which there is no minimum).	$50 (except for reinvestments of distributions for which there is no minimum).

Purchasing and Selling Shares	Shares may be purchased or sold through an: - Account at Northern Trust - Account at an Authorized Intermediary - Account at Northern Funds	Shares may be purchased or sold through an: - Account at Northern Trust - Account at an Authorized Intermediary - Account at Northern Funds

Exchange Privileges	No investment minimum	No investment minimum

Other Features	Automatic Investment Systematic Withdrawal Northern Trust Private Passport Program	Automatic Investment Systematic Withdrawal Northern Trust Private Passport Program

Shareholder Servicing Plan of the Acquiring Fund and Acquired Fund

Both Funds may enter into agreements with certain financial intermediaries, including affiliates of NTI, that perform support services for their customers who own Acquired and Acquiring Fund shares (“Service Organizations”).

For their services, Service Organizations may receive fees from the Acquired Fund and Acquiring Fund at annual rates of up to 0.15% of the average daily net asset value of the shares covered by their agreements. Because these fees are paid out of the Acquired Fund’s or Acquiring Fund’s assets on an on-going basis, they may increase the cost of your investment in the Acquired Fund or Acquiring Fund. The Acquired Fund’s or Acquiring Fund’s arrangements with Service Organizations under the agreements are governed by a Service Plan, which has been adopted by the Board.

COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS

Dividends from net investment income are declared and paid quarterly for both the Acquired Fund and the Acquiring Fund. Distributions from realized net capital gains (if any) are declared and paid by each Fund annually. Each Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax on the Funds. For more complete information concerning dividends and distributions and tax considerations, please see the Funds’ Prospectus and Statement of Additional Information.

SERVICE PROVIDERS

NTI, a subsidiary of Northern Trust Corporation, serves as the investment adviser to the Acquired Fund and the Acquiring Fund, and is located at 50 South LaSalle Street, Chicago, IL 60603. NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

The managers for the Acquired Fund are Thomas D. Wooden, CFA, Senior Vice President of NTI and Christopher D. Shipley, Senior Vice President of NTI. Messrs. Wooden and Shipley have been managers since July 2014 and March 2011, respectively. Since joining Northern Trust Investments, Inc. in 2014, Mr. Wooden has been the lead portfolio manager for the Northern Large Cap Core portfolio. Prior to joining NTI, Mr. Wooden was a portfolio manager at Wells Capital Management, LLC, where he managed core equity strategies. After joining NTI in April 2000, Mr. Shipley served as an equity analyst until December 2010, when he became the director of equity research.

The manager for the Acquiring Fund is Mark C. Sodergren, CFA, Senior Vice President of NTI. Mr. Sodergren has managed the Acquiring Fund since July 31, 2011. Mr. Sodergren joined NTI in 2007 and is the head of the quantitative equity portfolio management team and responsible for research and implementation of several quantitative equity strategies. Prior to this, Mr. Sodergren was a portfolio manager at Barclays Global Investors focused on active U.S. large cap strategies.

Additional information about each manager’s compensation, other accounts managed by the manager and the manager’s ownership of securities issued by the Funds managed by the manager is available in the Funds’ Statement of Additional Information.

The Board oversees both the Acquired Fund and Acquiring Fund. The following table lists the service providers for each Acquired Fund and each Acquiring Fund.

Service Provider	Acquired Fund	Acquiring Fund
Distributor	Northern Funds Distributors, LLC	Northern Funds Distributors, LLC
Custodian	The Northern Trust Company	The Northern Trust Company
Transfer Agent	The Northern Trust Company	The Northern Trust Company
Fund and Independent Trustees’ Counsel	Drinker Biddle & Reath LLP	Drinker Biddle & Reath LLP
Independent Registered Public Accounting Firm	Deloitte & Touche LLP	Deloitte & Touche LLP

For a detailed description of the Funds’ other services providers, see the Funds’ Prospectus and Statement of Additional Information.

LEGAL PROCEEDINGS

The Acquiring Fund is currently a defendant in a securities litigation matter involving the Tribune Company (“Tribune”). In 2007, the Acquiring Fund was a shareholder of Tribune. In December 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy

Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. On June 2, 2011, the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.) and a fourth suit and named Northern Funds as a defendant in the U.S. District Court for the Southern District of New York (Deutsche Bank Trust Co. et al. v. Sirius International Insurance Corp. et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out to the Acquiring Fund in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S. Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The former shareholder defendants filed motions to dismiss, each of which were granted by the District Court. The District Court’s order dismissing the actions by the individual creditors was affirmed on appeal by the Second Circuit Court of Appeals (the “Second Circuit Decision”). The Plaintiffs in the individual creditor actions have filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Court, which Petition remains pending. The motion to dismiss the Committee Action was also granted by the District Court. It is expected that the Plaintiff in the Committee Action will seek appellate review in the Second Circuit Court of Appeals.

The Acquired Fund shareholders will become subject to the Tribune litigation after the Reorganization. The value of the proceeds received by the Acquiring Fund in the LBO was approximately $308,000. The Acquiring Fund cannot predict the outcome of these proceedings, and, it is possible, although not probable, that an adverse decision could have a material impact on the Acquiring Fund’s net asset value. The Acquiring Fund intends to vigorously defend these actions.

MANAGEMENT FEES

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets).

A discussion regarding the Board’s basis for its most recent approval of the Funds’ Management Agreement is available in the Funds’ Semi-Annual Report to shareholders for the six-month period ending September 30, 2016.

	Contractual Management Fee Rate
Fund	First $1 Billion	Next $1 Billion	Over $2 Billion
Acquired Fund	0.83%	0.805%	0.781%

Fund	Contractual Management Fee Rate
Acquiring Fund	0.44%

FUND PERFORMANCE

THE BAR CHARTS AND TABLES THAT FOLLOW PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN A FUND BY SHOWING: (A) CHANGES IN THE PERFORMANCE OF A FUND FROM YEAR TO YEAR; AND (B) HOW THE AVERAGE ANNUAL RETURNS OF A FUND COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

Each Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Funds is available and may be obtained on the Funds’ Web site at www.northernfunds.com or by calling 800-595-9111.

LARGE CAP EQUITY FUND (Acquired Fund)

CALENDAR YEAR TOTAL RETURN*

*	Calendar year to date total return for the three months ended March 31, 2017 is 5.19%. For the periods shown in the bar chart above, the highest quarterly return was 18.34% in the second quarter of 2009, and the lowest quarterly return was (19.86)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2016)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Large Cap Equity Fund	4/1/94
Return before taxes		5.64%	12.64%	5.87%	7.66%
Return after taxes on distributions		2.97%	11.74%	5.12%	6.66%
Return after taxes on distributions and sale of Fund shares		5.16%	10.06%	4.62%	6.29%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		11.96%	14.66%	6.95%	9.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LARGE CAP CORE FUND (Acquiring Fund)

CALENDAR YEAR TOTAL RETURN*

*	Calendar year to date total return for the three months ended March 31, 2017 is 4.76%. For the periods shown in the bar chart above, the highest quarterly return was 16.65% in the second quarter of 2009, and the lowest quarterly return was (23.19)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2016)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Large Cap Core Fund	12/16/05
Return before taxes		11.23%	14.25%	6.20%	6.91%
Return after taxes on distributions		10.75%	13.80%	5.69%	6.39%
Return after taxes on distributions and sale of Fund shares		6.73%	11.41%	4.87%	5.49%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		11.96%	14.66%	6.95%	7.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

THE REORGANIZATION

THE PLAN

The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Combined Prospectus/Information Statement.

The Plan contemplates:

•

the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities as of the Closing Date, and

•	the distribution of such shares of the Acquiring Fund to shareholders of the Acquired Fund.

The value of the Acquired Fund’s assets to be acquired and the amount of its liabilities to be assumed by the Acquiring Fund and the net asset value of a share of the Acquiring Fund will be determined on the Closing Date in accordance with the valuation procedures described in the then-current Acquiring Fund Prospectus and Statement of Additional Information.

On, or as soon as practicable after, the Closing Date, the Acquired Fund will distribute pro rata to its shareholders of record the shares of the Acquiring Fund it receives in the Reorganization in complete liquidation of the Acquired Fund. As a result of this distribution, each holder of shares of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund equal in value to his or her interest in the Acquired Fund. This distribution will be accomplished by opening accounts on the books of the Acquiring Fund in the names of the Acquired Fund shareholders and by transferring thereto the shares of the Acquiring Fund previously credited to the account of the Acquired Fund on those books. Each shareholder account shall be credited with the pro rata number of Acquiring Fund’s shares due to that shareholder.

The stock transfer books for the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter with respect to the Acquired Fund will be deemed to be redemption requests for the Acquiring Fund.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. In addition, the Plan may be terminated by the Board, and the Funds may abandon the Reorganization contemplated by the Plan, at any time before the closing if circumstances develop that, in the Board’s judgment, make proceeding with the Plan inadvisable.

The Plan may be amended, modified or supplemented in such manner as may be determined by the Trustees. In addition, the Trust, after consultation with counsel and by consent of the Board, or any officer, may waive any condition to the obligations under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds. The Board, or an authorized officer of the Trust, may change or postpone the Closing Date.

Acquired Fund shareholders who do not wish to receive shares of the Acquiring Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss for federal income tax purposes based on the difference between your tax basis in the shares and the amount you receive for them.

REASONS FOR THE REORGANIZATION

The Reorganization proposal was reviewed and considered by the Board, including a majority of the independent Trustees by separate vote, at a meeting held on May 17, 2017. In advance of the meeting, the Trustees received information about the investment objectives, principal investment strategies and principal risks of the Acquired Fund and Acquiring Fund, their comparative contractual management fees and operating expense ratios, asset size and investment performance, and an analysis of certain tax information and the projected benefits and disadvantages to shareholders of the Reorganization. The Trustees also considered the projected benefits to NTI and its affiliates. NTI responded to questions at the meeting. Throughout the process, the Trustees had numerous opportunities to ask questions of and request additional materials from NTI with respect to the Reorganization. During the meeting, Trustees who are not “interested persons” of the Funds, as that term is defined in the Investment Company Act of 1940 (“Independent Trustees”), met in executive session with their independent legal counsel to consider the Reorganization.

After extensive discussion based upon NTI’s recommendation, the Trustees unanimously approved the Plan on behalf of the Acquired Fund and Acquiring Fund. The Board determined that the Reorganization would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of the Reorganization. The approvals were made separately for each Fund on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various determinations.

The Board’s determination and approval were based on a number of factors, including but not limited to the following:

•

NTI had determined that the Acquired Fund had minimal growth prospects, including because its investment strategy was out of favor with investors, and that the combined Fund had better prospects for future growth under the Acquiring Fund’s investment strategy.

•	The performance of the Acquired Fund and Acquiring Fund over the 1-year, 3-year, 5-year, 10-year and since-inception periods ended March 31, 2017.

•	The Board determined that the Acquired Fund would be unlikely to achieve the scale necessary to remain commercially viable.

•

While the Board considered other options for the Acquired Fund, including liquidation of the Fund, a reorganization with the Acquiring Fund was determined to be the most beneficial outcome for shareholders.

•

The investment objectives of the Acquired Fund and Acquiring Fund are substantially identical, with the Acquired Fund seeking to provide long-term capital appreciation and the Acquiring Fund seeking long-term growth of capital. The investment strategies of the Funds are similar, but not identical, in that the Acquired Fund employs an investment strategy that uses fundamental research and quantitative analysis, while NTI’s approach for the Acquiring Fund is based primarily on applying quantitative methods to fundamental research. Despite these differences in investment strategies, the Board concluded that there were sufficient similarities between the Funds, including that the Funds invest at least 80% of their assets in large capitalization companies within the range of capitalization of the S&P 500 Index, to provide a sound basis for the reorganization.

•

Currently, the total annual operating expense ratio (before contractual expense reimbursements) is 0.99% and 0.62% for the Acquired Fund and Acquiring Fund, respectively, and, the total net operating expense ratio (after contractual expense reimbursements) is 0.86% and 0.46% for the Acquired Fund and Acquiring Fund, respectively. The Board determined that shareholders of the Acquired Fund will benefit from the substantial decrease in gross and net operating expenses following the Reorganization.

•

Currently, the contractual management fee is 0.83% and 0.44% for the Acquired Fund and Acquiring Fund, respectively. The management fee for the Acquiring Fund does not contain breakpoints, but is significantly lower than the management fee for the Acquired Fund at its lowest breakpoint. The Board determined that shareholders of the Acquired Fund will benefit from the substantial decrease in management fees following the Reorganization.

•

For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Acquired Fund and its shareholders. The Board considered that the tax treatment, however, did not extend to transactions that occur prior to, or after the Reorganization. Prior to the Reorganization, the Acquired Fund intends to liquidate a substantial portion of its portfolio securities, and it was expected that the disposition of those portfolio securities would generate capital gains that would be taxable to Acquired Fund shareholders (aside from tax-exempt accounts) prior to the Reorganization.

•

The Acquired Fund shareholders will become subject to the Tribune litigation described above, and it is possible, although not probable, that an adverse decision could have a material impact on the Acquiring Fund’s net asset value.

•

Shareholders of the Acquired Fund will receive shares of the Acquiring Fund having an aggregate net asset value equal to that of their Acquired Fund shares and will not bear any costs of the Reorganization.

•	No sales or other charges will be imposed in connection with the Reorganization.

•

The Trustees also considered the future prospects of the Acquired Fund if the Reorganization is not effected, including the possibility that the Fund might be liquidated because of a lack of commercial viability.

FEDERAL INCOME TAX CONSEQUENCES

The transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for the issuance of the Acquiring Fund shares, followed by the distribution in liquidation by the Acquired Fund of the Acquiring Fund shares pursuant to the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code (“Code”). As a condition to the closing of the Reorganization, the Trust will receive the opinion of Drinker Biddle & Reath LLP, counsel to the Trust and the Funds, to the effect that on the basis of the existing provisions of the Code, Treasury Regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations with respect to the Reorganization, for federal income tax purposes:

•

The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

•

No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of its assets to the Acquiring Fund in exchange for the issuance of Acquiring Fund shares to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, if any, or (ii) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund shareholders;

•

No gain or loss will be recognized by the Acquiring Fund upon its receipt of the Acquired Fund’s assets in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption by the Acquiring Fund of the liabilities, if any, of the Acquired Fund;

•

The tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred to the Acquiring Fund will be the same as the tax basis of that asset in the Acquired Fund’s hands immediately before the transfer;

•	The tax holding period in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred to the Acquiring Fund will include the Acquired Fund’s tax holding period for that asset;

•	The Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their Acquired Fund shares for Acquiring Fund shares as part of the Reorganization;

•

The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Acquired Fund will equal the aggregate tax basis of the Acquired Fund shares surrendered by that shareholder in the Reorganization;

•

The tax holding periods of the Acquiring Fund shares received by each Acquired Fund shareholder will include the tax holding periods of the Acquired Fund shares surrendered by that shareholder in the Reorganization, provided that the Acquired Fund shares were held as capital assets on the date of the Reorganization;

•	The Acquired Fund’s final taxable year will end on the date of the Reorganization; and

•

The Acquiring Fund will succeed to and take into account the tax attributes of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Internal Revenue Service Regulations require that the Acquiring Fund provides to the Internal Revenue Service and the Fund’s shareholders information regarding the effect of the Reorganization on the Fund shareholders’ tax basis for the shares issued in the Reorganization. The Acquiring Fund can satisfy this obligation by posting a completed IRS Form 8937 on its website for 10 years. The Acquiring Fund intends to post the required IRS Form 8937 on its website for at least 10 years. Shares held for the purpose of investment are generally considered to be capital assets.

The Trust has not sought, and will not seek, a tax ruling from the Internal Revenue Service (“IRS”) on the tax treatment of the Reorganization. The opinion of counsel will not be binding on the IRS, nor will it preclude the IRS (or a court) from adopting a contrary position.

Immediately before the Reorganization, the Acquired Fund will pay a dividend or dividends that, together with all previous distributions, will have the effect of distributing to its shareholders all of its remaining undistributed net investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization. Any such dividends will generally be included in the taxable income of the Acquired Fund’s shareholders.

The Acquiring Fund has a capital loss carry forward as of March 31, 2017, which may be subject to limitations on use after the Reorganization. Shareholders should consult their own tax advisers concerning any potential tax consequences of the Reorganization that may result from their particular circumstances, including the tax treatment of the Reorganization under the tax laws of any foreign country, state or locality where a shareholder may reside.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

Under the terms of its Agreement and Declaration of Trust (the “Trust Agreement”), the Trust is authorized to issue shares of beneficial interest in separate series, including the Funds.

Under the terms of the Trust Agreement, each share of each Fund has a par value of $0.0001, represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. Shares, when issued as described in this combined Prospectus/Information Statement, are validly issued, fully paid and nonassessable. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, are specifically allocated to and constitute underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings, although it does hold special meetings of shareholders as necessary. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share held or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series or classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or as may be required by law.

The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote, except in certain circumstances. Shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders. The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

Under the Delaware Statutory Trust Act (the “Delaware Act”), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Trust’s by-laws state that the federal and state courts located in the State of Delaware shall be the sole and exclusive forums for any Shareholder (including a beneficial owner) to bring (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim or breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of the Delaware Statutory Trust Act or the Trust Agreement or bylaw; or (iv) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine.

CAPITALIZATION

The following tables show the unaudited capitalization of the Acquired Fund and the Acquiring Fund as of March 31, 2017, and the pro forma combined capitalization of the combined Fund as if the Reorganization had occurred on that date. The capitalization of the Funds is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of other ongoing operations.

Fund	Net Assets (000’s)	Shares Outstanding (000’s)	Net Asset Value Per Share
NF Large Cap Equity Fund*	$119,762	5,633	$21.26
NF Large Cap Core Fund*	$127,255	7,493	$16.98
Pro Forma Large Cap Core Fund**	$247,017	14,546	$16.98

*	Information shown is from the Funds’ audited annual report as of March 31, 2017.
**	The Large Cap Core Fund will be the accounting survivor for financial statement purposes.

MULTIPLE SHAREHOLDERS IN A HOUSEHOLD

If you are a member of a household in which multiple shareholders of the Trust share the same address, and the Trust or your broker or bank (for “street name” accounts) has received consent to household material, then the Trust or your broker or bank may have sent to your household only one copy of this Combined Prospectus/Information Statement, unless the Trust or your broker or bank previously received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Combined Prospectus/Information Statement, the Trust will deliver promptly a separate copy of this Combined Prospectus/Information Statement to you upon written or oral request. To receive a separate copy of this Combined Prospectus/Information Statement, or if you would like to receive a separate copy of future information statements, prospectuses or annual reports, please contact Northern Funds by calling 1-800-595-9111, by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986 or by e-mail at northern-funds@ntrs.com. On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact Northern Funds at the telephone number or address stated above. If your shares are held in street name, please contact your broker or bank.

SHARES HELD BY TRUSTEES AND OFFICERS

[to be completed]

As of June 1, 2017, each Fund had the following number of shares outstanding:

Fund	Shares Outstanding (000’s)
NF Large Cap Equity Fund	[	]
NF Large Cap Core Fund	[	]

[At June 1, 2017, the Trustees and officers of the Trust, as a group, owned, beneficially or of record, less than 1% of the outstanding shares of each Fund.]

SHARE OWNERSHIP

As of June 1, 2017, The Northern Trust Company and its affiliates held of record substantially all of the outstanding shares of each Fund as agent, custodian, trustee or investment adviser on behalf of their customers. As of June 1, 2017, the names and share ownership of the entities or individuals (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603) which held of record or beneficially more than 5% of the outstanding shares of the Acquiring Fund were as follows:

[to be completed]

To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of the Acquiring Fund, such shareholder may be deemed a “control person” of that Fund for purposes of the 1940 Act.

AVAILABLE INFORMATION

The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. In addition, these materials can be inspected and copied at certain of the following regional offices of the SEC listed below: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036. Copies of such materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Some of these items are also available on the Internet at www.sec.gov.

* * *

THE TRUST WILL FURNISH, WITHOUT CHARGE, COPIES OF THE FUNDS’ MARCH 31, 2017 ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: NORTHERN FUNDS, P.O. BOX 75986, CHICAGO, ILLINOIS 60675-5986, BY TELEPHONE AT 1-800-595-9111, OR BY E-MAIL AT NORTHERN-FUNDS@NTRS.COM.

APPENDIX A

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is made as of the 17th day of May 2017, by Northern Funds, a Delaware statutory trust (the “Trust”), on behalf of its Large Cap Equity Fund (the “Acquired Fund”) and its Large Cap Core Fund (the “Acquiring Fund,” and together with the Acquired Fund, the “Funds”) and Northern Trust Investments, Inc. (“NTI”).

A. BACKGROUND

The Funds are each separate investment portfolios of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

This Plan is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and is intended to effect the reorganization (the “Reorganization”) of the Acquired Fund with and into the Acquiring Fund.

The Reorganization will be effected by the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (1) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and (2) the issuance by the Acquiring Fund to the Acquired Fund of shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”). This transaction will be promptly followed by a pro rata distribution by the Acquired Fund of the Acquiring Fund Shares it receives to its shareholders in exchange for the shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) that are then outstanding, in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Plan.

This Plan has been approved by the Board of Trustees (“Board”) of the Trust based on the Board’s determination that participation in the Reorganization is in the best interests of the Funds and that the interests of the Funds’ existing shareholders will not be diluted as a result of the Reorganization.

B. THE REORGANIZATION

1.	Transfer of Assets of the Acquired Fund in Exchange for Assumption of Liabilities and Issuance of Acquiring Fund Shares

1.1	Subject to the terms and conditions set forth herein, as of the Closing Time provided for in paragraph 3.1, the Acquired Fund will transfer all of its assets (as described in paragraph 1.2) and assign and transfer all of its debts, obligations, duties and other liabilities to the Acquiring Fund. In exchange for all of the assets of the Acquired Fund, as of the Closing Time: (A) the Acquiring Fund will assume all of the debts, obligations, duties and other liabilities of the Acquired Fund, whether accrued, absolute, contingent or otherwise, then existing, such that after the Closing Time the same may be enforced against the Acquiring Fund to the same extent as if they had been incurred by the Acquiring Fund; and (B) the Trust, on behalf of the Acquiring Fund, will issue shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net value of the assets transferred by the Acquired Fund to the Acquiring Fund, less the liabilities assumed by the Acquiring Fund. The transactions described in this paragraph 1.1 will take place at the Closing provided for in paragraph 3.1.

1.2	The assets of the Acquired Fund to be acquired by the Acquiring Fund will include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), tax operating losses, claims or rights of action, rights to register shares of beneficial interest under applicable securities laws, books and records, deferred or prepaid expenses and all other tangible and intangible property owned by the Acquired Fund at the Closing Time provided for in paragraph 3.1.

1.3	The Acquired Fund will, within a reasonable time prior to the Closing Time, if requested, furnish the Acquiring Fund with a list of assets held on such date. The Acquired Fund may sell any asset on the list prior to the Closing Time. After the list of assets has been provided, the Acquired Fund will notify the Acquiring Fund of its purchase of additional investments not reflected on the list, within a reasonable time after such purchase. Within a reasonable time after receipt of the list and prior to the Closing Time, the Acquiring Fund will advise the Acquired Fund of any assets on the Acquired Fund’s list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund’s investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such investments prior to the Closing Date. In addition, if it is determined that the portfolios of an Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.4	The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by The Northern Trust Company (“Northern Trust”), the custodian and accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.7 hereof.

1.5	At, or as soon as possible after, the Closing Time the Acquired Fund will distribute in liquidation the Acquiring Fund Shares it receives to the shareholders of record of the Acquired Fund, determined as of the close of business on the day of the Closing, pro rata in proportion to each shareholder’s beneficial interest in the Acquired Fund. Such distribution will be in exchange for each shareholder’s Acquired Fund Shares. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the share records of the Trust to open accounts on those records in the names of the Acquired Fund shareholders and representing the respective pro rata number of the Acquiring Fund Shares received from the Acquiring Fund that are due to the Acquired Fund shareholder. Fractional Acquiring Fund Shares will be rounded to the third place after the decimal point.

1.6	The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing. Share redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Acquiring Fund issued pursuant to this Plan. As of the Closing Time, all issued and outstanding shares of the Acquired Fund will be canceled on the books of the Trust. The Acquired Fund shareholders will have the right to receive any unpaid dividends or other distributions that were declared as of or prior to the Closing Time with respect to the Acquired Fund Shares that are held by the Acquired Fund shareholders at the Closing Time.

1.7	If an Acquired Fund shareholder requests a change in the registration of the shareholder’s Acquiring Fund’s shares to a person other than the shareholder, the Trust shall require the shareholder to (i) furnish the Trust an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; and (ii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Trust that such tax has been paid or does not apply.

1.8	The legal existence of the Acquired Fund will be terminated as promptly as reasonably practicable after the Closing Time. After the Closing Time, the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

1.9	Any reporting responsibility of the Acquired Fund shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

2.	Valuation

2.1	The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder, and the value of the full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s assets, will be computed as of the valuation time provided in the Acquiring Fund’s prospectus on the Closing Date (for purposes of paragraph 1.4, the “Valuation Date”) using the valuation procedures set forth in the Acquiring Fund’s current prospectus and statement of additional information.

2.2	All computations of value will be made by Northern Trust.

3.	Closing And Closing Date

3.1	The transfer of the Acquired Fund’s assets in exchange for the assumption by the Acquiring Fund of the Acquired Fund’s liabilities and the issuance of Acquiring Fund Shares to the Acquired Fund, as described above, together with such related acts as are necessary to consummate such transactions (the “Closing”), will occur at such place and on such date or dates and time or times (together, the “Closing Time”) as may be determined by the Board or an authorized officer of the Trust.

3.2	At the Closing, the Trust, on behalf of the Funds, will deliver such bills of sale, checks, assignments, stock certificates, receipts or other documents as the Trust deems necessary or reasonable or counsel may request.

3.3	Northern Trust, the custodian for the Acquiring Fund, shall deliver as soon as practicable after the Closing a certificate of an authorized officer of Northern Trust stating that (a) the Acquired Fund’s portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

3.4	In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed for trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5	Northern Trust, the custodian for the Acquired Fund, shall deliver at the Closing a list of the names and addresses of the Acquired Fund’s shareholders and the number of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing or provide such information to the Acquiring Fund’s transfer agent. Northern Trust shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund’s account on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund shares have been credited to the Acquired Fund’s account on the books of the Trust.

4.	Representations and Warranties

4.1	The Trust, on behalf of the Acquired Fund, represents and warrants that:

4.1.A	There are no contracts or other commitments (other than this Plan) of the Acquired Fund, which will be terminated with liability to an Acquired Fund prior to the Closing Date;

4.1.B	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such proceedings and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

4.1.C	The Statements of Assets and Liabilities of the Acquired Fund as of March 31, 2017, the Schedule of Investments and the related Statement of Operations for the year then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by Deloitte & Touche, LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates;

4.1.D	Since March 31, 2017, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection D, a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of an Acquired Fund’s liabilities, or the redemption of Acquired Fund Shares by the Acquired Fund’s shareholders shall not constitute a material adverse change;

4.1.E	At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions of the Acquired Fund required by law to have been filed by such dates, shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

4.1.F	For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such. The Acquired Fund has been eligible to and has computed its federal income tax liability under Section 852 of the Code and will have deductions for dividends paid (as defined in Section 561 of the Code) at least equal to all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

4.1.G	All of the issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust. All of the Acquired Fund Shares will, at the time of Closing, be held by persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.5. The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

4.1.H	At the Closing Date, (i) the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund (as described in paragraph 1.2) and full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act with respect to privately-placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

4.1.I	The information furnished by the Acquired Fund for use in applications for orders, registration statements or information statement materials or for use in any other document filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

4.1.J	The current prospectus and statement of information of the Acquired Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statements of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

4.1.K	Insofar as the following relates to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to the Acquiring Fund Shares that will be registered with the Commission pursuant to this Plan, which, without limitation, shall include an information statement of the Acquired Fund (the “Information Statement”) and the prospectus of the Acquiring Fund with respect to the transactions contemplated by this Plan, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall not apply to statements in or omissions from the Information Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

4.2	The Trust, with respect to the Acquiring Fund, represents and warrants that:

4.2.A	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which to its knowledge, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such proceedings and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquiring Fund or their ability to consummate the transactions contemplated herein;

4.2.B

Since March 31, 2017, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection B, a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of the Acquiring Fund’s liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

4.2.C	At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law to have been filed by such dates, shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

4.2.D	For each taxable year of its operation and for the period until the Closing Date, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such. The Acquiring Fund has been eligible to and computed its federal income tax liability under Section 852 of the Code and will have deductions for dividends paid (as defined in Section 561 of the Code) at least equal to all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued for the year through the Closing Date;

4.2.E	All of the issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

4.2.F	The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Plan, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Trust. The shareholders of the Acquiring Fund are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware;

4.2.G	The information furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

4.2.H	The current prospectus and statement of information of the Acquiring Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statements of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

4.2.I	On the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date, the N-14 Registration Statement: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the Information Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein.

4.3	NTI represents and warrants to the Trust as follows: To the knowledge of NTI (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund or the Acquiring Fund, and (ii) there are no claims, actions, suits or proceedings, or circumstances that have been identified by NTI as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Fund or Acquiring Fund that would materially adversely affect the Trust, the Acquired Fund or the Acquiring Fund or their assets or business, other than those disclosed by NTI in writing to and accepted by the Trust, on behalf of the Acquiring Fund and Acquired Fund.

5.	Covenants of the Acquired Fund and the Acquiring Fund

5.1	The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of dividends and distributions.

5.2	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.3	The Acquired Fund covenants that: (i) the Acquiring Fund Shares to be issued to its shareholders hereunder are not being acquired for the purpose of making any distributions thereof other than in accordance with the terms of this Plan; (ii) to the best of the knowledge of the Acquired Fund, there is no plan or intention by the Acquired Fund’s shareholders to sell, exchange or otherwise dispose of a number of Acquired Fund Shares (or the Acquiring Fund Shares received in the Reorganization), in connection with the Reorganization that would reduce the Acquired Fund Shareholders’ ownership of Acquired Fund Shares (or equivalent Acquiring Fund Shares) to a number of shares that is less than 50 percent of the number of Acquired Fund Shares as of the record date of the Reorganization; and (iii) the Acquired Fund will not take any position on any federal, state or local income or franchise tax return, or take any other tax reporting position, that is inconsistent with the treatment of the Reorganization as a “reorganization” within the meaning of Section 368(a) of the Code.

5.4	The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquiring Fund Shares.

5.5	Subject to the provisions of this Plan, the Trust, on behalf of the Acquiring Fund and the Acquired Fund, will take, or cause to be taken, all actions and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6	The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a registration statement on Form N-14, which will include the Information Statement referred to in paragraph 4.1.K, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.7	The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trust, the Acquiring Fund, nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund, the Trust and the Acquired Fund will take such action or cause such action to be taken, as reasonably necessary to enable Drinker Biddle & Reath LLP to render the tax opinion contemplated in paragraph 6.5.

6.	Conditions

Consummation of the Reorganization is subject to the following conditions:

6.1	This Plan and the transactions contemplated herein will be approved by the Board, and, if required by applicable law, by the requisite vote of the Acquired Fund’s shareholders;

6.2	Prior to the Closing Time, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquired Fund will declare a dividend, with a record date and ex-dividend date prior to the Closing Time, which, together with all previous dividends and distributions, will result in the Acquired Fund having a deduction for dividends paid (as defined in Section 561 of the Code) at least equal to all of the Acquired Fund’s investment company taxable income, if any, for the taxable periods or years ended on or before March 31, 2017 and for the subsequent period up to and including the Closing Time, and all of the Acquired Fund’s net capital gain, if any, recognized in the taxable periods or years ended on or before March 31, 2017 and in the subsequent period up to and including the Closing Time.

6.3	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby will be obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Trust, the Acquired Fund or the Acquiring Fund, provided that the Trust may waive any of such conditions for itself or the Funds;

6.4	At the Closing Time, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1, and will have full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and in payment for such assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

6.5	The Trust will receive at or before the Closing Time an opinion of Drinker Biddle & Reath LLP satisfactory to the Trust based on representations of the Trust and reasonable assumptions, substantially to the effect that for federal income tax purposes and with respect to other matters:

6.5.A	The transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund, followed by the distribution in liquidation by the Acquired Fund of the Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

6.5.B	No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of its assets to the Acquiring Fund in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, if any, and (ii) the distribution by the Acquired Fund of the Acquiring Fund Shares to the Acquired Fund shareholders;

6.5.C	No gain or loss will be recognized by the Acquiring Fund upon its receipt of the Acquired Fund’s assets in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption by the Acquiring Fund of the liabilities, if any, of the Acquired Fund;

6.5.D	The tax basis of the assets acquired by the Acquiring Fund from the Acquired Fund will be, in each instance, the same as the tax basis of those assets in the Acquired Fund’s hands immediately before the transfer;

6.5.E	The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will, in each instance, include the Acquired Fund’s tax holding period for those assets, provided such assets were held as capital assets on the date of the exchange;

6.5.F	The Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares as part of the transaction;

6.5.G	The tax basis of the Acquiring Fund Shares received by Acquired Fund shareholders in the transaction will be, for each Acquired Fund shareholder, the same as the tax basis of the Acquired Fund Shares surrendered in exchange therefor;

6.5.H	The tax holding period of the Acquiring Fund Shares received by Acquired Fund shareholders will include, for each Acquired Fund shareholder, the tax holding period for the Acquired Fund Shares surrendered in exchange therefor, provided that those Acquired Fund Shares were held as capital assets on the date of the exchange;

6.5.I	The Acquired Fund and Acquiring Fund are series of the Trust, a Delaware statutory trust validly existing and in good standing under the laws of the State of Delaware;

6.5.J	Neither the Acquired Fund nor the Acquiring Fund is, and the execution, delivery and performance of this Plan by the Acquired Fund and the Acquiring Fund will not result in, a violation of the Trust’s Agreement and Declaration of Trust or By-Laws, as amended, or any material agreement, indenture, contract, lease or other undertaking to which the Trust, with respect to the Funds, is a party, or by which the Funds or their property are bound;

6.5.K	The Trust is a registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; and

6.5.L	The execution, delivery and performance of this Plan has been duly authorized by all necessary actions on the part of the Trust’s Board, and this Plan will constitute a valid and binding obligation of the Trust with respect to the Funds, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

6.6	All representations and warranties of the Trust, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Plan, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

The Trust will make and provide representations with respect to the Acquired Fund and the Acquiring Fund, respectfully, that are reasonably necessary to enable Drinker Biddle & Reath LLP to deliver an opinion substantially as set forth in paragraph 6.5, which opinion may address such other matters, if any, that Drinker Biddle & Reath LLP believes to be material to the Reorganization.

7.	Expenses

NTI will bear all of the expenses in connection with carrying out this Plan, whether or not the Reorganization is consummated, including the fees and disbursements of attorneys, auditors and custodians, any federal and state stock transfer stamps required for the transfer of the Acquired Fund’s securities to the Acquiring Fund and for the transfer of Acquiring Fund Shares to registered shareholders of the Acquired Fund in liquidation of the Acquired Fund.

8.	Termination

This Plan may be terminated by the Board, and the Funds may abandon the Reorganization contemplated hereby, notwithstanding approval thereof by the shareholders of the Acquired Fund, if any, at any time prior to the Closing, if circumstances develop that, in the Board’s judgment, make proceeding with the Plan inadvisable.

9.	Amendment

This Plan may be amended, modified or supplemented in such manner as may be determined by the Board; provided, however, that following the approval of this Plan by the Acquired Fund’s shareholders, if any, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be paid to that Fund’s shareholders under this Plan to the detriment of such Fund shareholders without their further approval.

10.	Headings; Counterparts; Governing Law; Assignment; Survival; Waiver

10.1	The article and paragraph headings contained in this Plan are for reference purposes only and do not affect in any way the meaning or interpretation of this Plan.

10.2	This Plan will be governed by and construed in accordance with the laws of the State of Delaware.

10.3	This Plan will be binding upon and inure to the benefit of the Funds and their respective successors and assigns. Nothing herein expressed or implied is intended or will be construed to confer upon or give any person, firm or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

10.4	All persons dealing with the Trust, the Acquired Fund or the Acquiring Fund must look solely to the property of the Trust, the Acquired Fund, or the Acquiring Fund, respectively, for the enforcement of any claims against the Trust, the Acquired Fund or the Acquiring Fund, as neither the Trustees, officers, agents nor shareholders of the Trust assume any personal liability for obligations entered into on behalf of the Trust, the Acquired Fund or the Acquiring Fund. No series of the Trust will be responsible for any obligations assumed by or on behalf of any other series of the Trust under this Plan.

10.5	The obligations set forth herein will not survive the Closing, except for the provisions of paragraph 1.8.

10.6	The Trust, after consultation with counsel and by consent of its Board, or any officer, may waive any condition to the obligations hereunder if, in their or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds.

11.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan will be in writing and will be given by prepaid telegraph, telecopy or certified mail addressed to the Trust at 50 South LaSalle Street, Chicago, Illinois 60603, Attention: President of Northern Funds.

IN WITNESS WHEREOF, the Trust has caused this Plan to be executed by a duly authorized officer on the date first written above.

NORTHERN FUNDS, acting on behalf of its Large Cap Equity Fund

By:	/s/ Peter K. Ewing
Title:	President

NORTHERN FUNDS, acting on behalf of its Large Cap Core Fund

By:	/s/ Peter K. Ewing
Title:	President

NORTHERN TRUST INVESTMENTS, INC., with respect to paragraphs 4.3 and 7 only

By:	/s/ Kevin O’Rourke
Title:	Senior Vice President

APPENDIX B

Comparison of Investment Restrictions

The following table shows the fundamental investment restrictions of the Acquired Fund and the Acquiring Fund.

Restriction	Acquired Fund	Acquiring Fund
Making loans (fundamental)	The Acquired Fund may not make loans, except through (a) the purchase of debt obligations in accordance with the Acquiring Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Acquiring Fund to the extent permitted by law.	The Acquiring Fund may not make loans, except through (a) the purchase of debt obligations in accordance with the Acquiring Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Acquiring Fund to the extent permitted by law.

Purchasing and selling real estate (fundamental)	The Acquired Fund may not purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent an Acquiring Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of REITs or other issuers that deal in real estate.	The Acquiring Fund may not purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent an Acquiring Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of REITs or other issuers that deal in real estate.

Investing in commodities (fundamental)	The Acquired Fund may not invest in commodities or commodity contracts, except that the Acquired Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.	The Acquiring Fund may not invest in commodities or commodity contracts, except that the Acquiring Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

Investing for control (fundamental)	The Acquired Fund may not invest in companies for the purpose of exercising control.	The Acquiring Fund may not invest in companies for the purpose of exercising control.

Underwriting securities (fundamental)	The Acquired Fund may not act as underwriter of securities, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.	The Acquiring Fund may not act as underwriter of securities, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

Diversification (fundamental)	The Acquired Fund may not make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.	The Acquiring Fund may not make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

Concentration (fundamental)	The Acquired Fund may not purchase securities (other than obligations issued or guaranteed by the U.S. government, its	The Acquiring Fund may not purchase securities (other than obligations issued or guaranteed by the U.S. government, its

B-1

Restriction	Acquired Fund	Acquiring Fund
	agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of an Acquired Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.	agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of an Acquiring Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

Borrowing money (fundamental)	The Acquired Fund may not borrow money, except that to the extent permitted by applicable law (a) the Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) the Acquired Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) the Acquired Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Acquired Fund may purchase securities on margin. If due to market fluctuations or other reasons the Acquired Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of the Acquired Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Acquired Fund will not issue senior securities to the extent such issuance would violate applicable law.	The Acquiring Fund may not borrow money, except that to the extent permitted by applicable law (a) the Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) the Acquiring Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) the Acquiring Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Acquiring Fund may purchase securities on margin. If due to market fluctuations or other reasons the Acquiring Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of the Acquiring Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Acquiring Fund will not issue senior securities to the extent such issuance would violate applicable law.

Purchasing securities of investment	Notwithstanding any of the Acquired Fund’s other fundamental investment restrictions (including, without limitation, those	Notwithstanding any of the Acquiring Fund’s other fundamental investment restrictions (including, without limitation, those

B-2

Restriction	Acquired Fund	Acquiring Fund
companies (fundamental)	restrictions relating to issuer diversification, industry concentration and control), the Acquired Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Acquired Fund.	restrictions relating to issuer diversification, industry concentration and control), the Acquiring Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Acquiring Fund.

Additional Information:

For the purposes of the Investment Restrictions covering loans and borrowing money, the Trust has received an exemptive order from the SEC permitting it to participate in lending and borrowing arrangements with affiliates.

In applying the investments concerning diversification, the Trust considers a security to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.

Except to the extent otherwise provided in the Investment Restrictions covering concentration, for the purpose of such restriction in determining industry classification, a Fund may use any one of the following: the Bloomberg Industry Group Classification, S&P, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes or the Global Industry Classification Standard.

Notwithstanding the Investment Restrictions covering borrowing, each Fund intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth covering borrowing) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in the Investment Restriction covering borrowing, the Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

B-3

PART B

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets of

LARGE CAP EQUITY FUND

a series of

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

1-800-595-9111

By and in Exchange for Shares of

LARGE CAP CORE FUND

a series of

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

1-800-595-9111

This Statement of Additional Information, relating specifically to the Reorganization of the Large Cap Equity Fund (the “Acquired Fund”) into the Large Cap Core Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) consists of this document and the following described documents, each of which is incorporated by reference herein:

-	The Statement of Additional Information of the Trust with respect to the Northern Funds- Equity Funds, including the Funds, dated July 31, 2016, as supplemented to date; and

-	The audited financial statements and related Reports of the Independent Registered Public Accounting Firm for the Funds included in Northern Funds’ Annual Reports for the fiscal year ended March 31, 2017.

This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Combined Prospectus/Information Statement dated [                    ], 2017. A copy of the Combined Prospectus/Information Statement may be obtained without charge by contacting Northern Funds (the “Trust”) at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 1-800-595-9111. You may also request a copy by e-mail request to: northern-funds@ntrs.com.

The date of this Statement of Additional Information is [                    ], 2017.

STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION

The Board of Trustees (“Board”) of Northern Funds (the “Trust”) reviewed and approved a Plan of Reorganization (the “Plan”) that provides for the Reorganization of the Acquired Fund with and into the Acquiring Fund. The Board determined that the Reorganization is in the best interests of each Fund and that the interests of shareholders of the respective Funds will not be diluted as a result of the Reorganization.

Pursuant to the Plan, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The Acquired Fund will then distribute these shares of the Acquiring Fund to its shareholders in complete liquidation of the Acquired Fund. Immediately after the Reorganization, each person who held shares in the Acquired Fund will hold shares in the Acquiring Fund with the same value as that person’s interest in the Acquired Fund as of the closing date of the Reorganization.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND

This Statement of Additional Information incorporates by reference the following documents, which contain additional information about the Acquired Fund and the Acquiring Fund:

-	The Statement of Additional Information dated July 31, 2016 of the Northern Funds with respect to the Funds, as filed with the Securities and Exchange Commission (“SEC”) on July 28, 2016 (Registration Nos. 33-73404 and 811-08236, EDGAR accession number 0001193125-16-662187).

FINANCIAL STATEMENTS

Historical financial information regarding the Acquired Fund and the Acquiring Fund is included in the following documents, which are incorporated by reference herein:

-	The audited financial statements and financial highlights and related Reports of Independent Registered Public Accounting Firm for the Funds included in Northern Funds’ Annual Reports for the year ended March 31, 2017 as filed with the SEC on May 31, 2017 (Registration Nos. 33-73404 and 811-08236, EDGAR accession number 0001193125-17-189259). No other parts of the Northern Funds’ Annual Reports are incorporated herein by reference.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Acquiring Fund’s shares as part of the Reorganization will be passed upon by Drinker Biddle & Reath LLP, counsel to the Trust.

EXPERTS

The audited financial statements of the Acquired Fund and the Acquiring Fund, incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, the Trust’s independent registered public accounting firm to the extent indicated in its reports thereon, which are included in the Annual Reports to Shareholders of the Acquired Fund and the Acquiring Fund for the fiscal year ended March 31, 2017.

PRO FORMA NARRATIVE FOR THE PERIOD ENDED MARCH 31, 2017

Pro Forma Financial Information

Large Cap Equity Fund (the “Acquired Fund”) into Large Cap Core Fund (the “Acquiring Fund”)

The unaudited estimated pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquired Fund and the Acquiring Fund, each as identified below, for the twelve-month period ended March 31, 2017. Actual results could differ from those estimates. The unaudited estimated pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Acquired Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to a Plan of Reorganization (the “Plan”) as of the beginning of the period (April 1, 2016) in the table below.

Acquired Fund	Acquiring Fund	12-Month Period Ended
Large Cap Equity Fund	Large Cap Core Fund	March 31, 2017

Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganization. This tax treatment, however, does not extend to transactions that occur prior to, or after the reorganization. The Acquired Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Acquired Fund shareholders in complete liquidation of the Acquired Fund. The table below shows the class and shares that Acquired Fund shareholders would have received if the Reorganization were to have taken place for the period ended March 31, 2017 and based on the Acquiring Fund’s net asset value as of March 31, 2017.

Acquired Fund Share Class	Large Cap Equity Fund (Acquired Fund) Shares Exchanged (in 000’s)	Large Cap Core Fund (Acquiring Fund) Shares Received (in 000’s)	Acquiring Fund Share Class
Shares	5,633	7,053	Shares

Under generally accepted accounting principles in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-Reorganization periods will not be restated.

Note 2 — Net Assets

The table below shows the individual net assets of the Acquired Fund and the Acquiring Fund from the audited annual report as of March 31, 2017 and Pro Forma Combined net assets, assuming the Reorganization had been completed, as of March 31, 2017.

Fund	Net assets (in 000’s)
Large Cap Equity Fund (Acquired Fund)	$119,762
Large Cap Core Fund (Acquiring Fund)	$127,255
Large Cap Core Fund (Pro Forma Combined)	$247,017

Note 3 — Pro Forma Adjustments

The table below reflects adjustments to expenses needed to reflect the Pro Forma Fund’s net assets as if the Reorganization had taken place on April 1, 2016 as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund and has been prepared in accordance with generally accepted accounting principles in the United States of America, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense (in 000’s)
Management Fees	$(471)
Transfer Agent Fees	0
Custody Fees(1)	(17)
Professional Fees(1)	(41)
Trustee Fees(1)	(10)
Other Fees(1)(2)	(78)
Fee waiver and/or expense reimbursements(3)	(86)

(1)	Fees were reduced to eliminate the effects of duplicative fees and to account for economies of scale.
(2)	Fees were adjusted pursuant to the reduction in the shareholder servicing fee. The Acquiring Fund may enter into agreements from time to time with certain financial intermediaries, including affiliates of Northern Trust that perform support services for their customers who own Fund shares (“Service Organizations”). Under the agreements, the Funds may pay Service Organizations up to 0.15% (on an annualized basis) of the average net asset value of the shares beneficially owned by their customers. Effective April 1, 2017, the shareholder servicing fee cap was reduced from 0.25% to 0.15% of the average net asset value of the shares beneficially owned by their customers.
(3)	Waivers and/or Reimbursements reflect the overall change in net ratios from 0.86% for the Acquired Fund to 0.46% of the Acquiring Fund. Effective June 15, 2016, the Acquiring Fund’s contractual expense reimbursement was reduced from 0.60% to 0.45%. The amounts presented in the table above were calculated based on the Acquiring Fund’s expenses being capped at 0.45% for the full fiscal year ended March 31, 2017. The Acquiring Fund’s expenses other than certain excepted expenses, are currently capped at 0.45% pursuant to a reimbursement agreement, which is expected to continue until at least July 31, 2018. After this date, the Investment Adviser or the Acquiring Fund may terminate the contractual arrangements. The Total Annual Fund Operating Expenses After Expense Reimbursement may be higher than the contractual limitation as a result of certain excepted Fund expenses (i.e., acquired fund fees and expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) that are not reimbursed.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs

The cost of the Reorganization is expected to be approximately $XXX and Northern Trust Investments, Inc. will bear 100% of these costs whether or not the Reorganization is consummated. These costs represent the non-recurring expense of the Acquired Fund carrying out its obligations under the Plan and consist of professional services fees, printing costs and mailing charges related to the proposed Reorganization.

Note 5 — Repositioning Costs

It is expected that the Acquired Fund will sell up to 66% of its portfolio securities prior to the reorganization to more closely align the Acquired Fund’s portfolio with the portfolio of the Acquiring Fund. Actual sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization. It is expected that the disposition of these portfolio securities will generate capital gains that will be taxable to Acquired Fund shareholders (aside from tax-exempt accounts) prior to the Reorganization. Total transaction costs, capital gains and losses realized, and distributions to shareholders are not measurable in advance.

Note 6 — Accounting Survivor

The Acquiring Fund will be the accounting survivor. The Acquiring Fund has the same investment adviser, a substantially identical investment objective, a similar, although not identical, investment strategy and identical fundamental investment restrictions as the Acquired Fund prior to the Reorganization.

Note 7 — Capital Loss Carryforward

At March 31, 2017, the Funds’ most recent fiscal year end, the Acquired Fund and Acquiring Fund had approximate capital loss carryforwards of $0 and $9,392,000, respectively.

Other Matters

CAPITALIZATION

The following table shows the unaudited capitalization of the Acquired Fund and the Acquiring Fund as of March 31, 2017, and the pro forma combined capitalization of the Acquired Fund and Acquiring Fund as if the Reorganization had occurred on that date. The capitalization of the Acquired Fund and the Acquiring Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of other ongoing operations.

	Large Cap Equity Fund*	Large Cap Core Fund*	Pro Forma Combined Fund (Large Cap Core Fund)**
Net Assets (000’s)	$119,762	$127,255	$247,017
Net Asset Value per share	$21.26	$16.98	$16.98
Shares outstanding (000’s)	5,633	7,493	14,546

*	Information shown is from the Funds’ audited annual report as of March 31, 2017.
**	The Northern Funds Large Cap Core Fund will be the accounting survivor for financial statement purposes.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust dated February 7, 2000, as amended, provides for indemnification of the Registrant’s officers and Trustees under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as Exhibit (a)(19) to Post-Effective Amendment No. 30/31 to Registrant’s Registration Statement on Form N-1A and is incorporated herein by reference.

Section 10 of the Northern Funds’ Management Agreement between the Registrant and the investment adviser (the “Adviser”), provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities relating to advisory and administration services to which the Adviser may be subject. A copy of the Management Agreement was filed as Exhibit (d)(1) to Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A and is incorporated herein by reference.

Paragraph 3 of the Distribution Agreement dated May 31, 2017 between the Registrant and Northern Funds Distributors, LLC (“NFD”) provides that the Registrant will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality. Paragraph 3 of the Distribution Agreement also provides that NFD will indemnify the Trustees and officers of the Registrant against certain liabilities relating to untrue statements or omissions of material fact resulting from the reliance on information furnished to the Registrant by NFD, and those liabilities resulting from NFD’s willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Distribution Agreement, or NFD’s breach of its confidentiality obligations under the Distribution Agreement. A copy of the Distribution Agreement is filed herewith.

A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 16.	Exhibits

The following exhibits are incorporated herein by reference to: Post-Effective Amendment No. 27 to such Registration Statement filed on October 15, 1999 (Accession No. 0000893220-99-001176) (“PEA No. 27”), Post-Effective Amendment Nos. 30 and 31 to such Registration Statement filed on May 15, 2000 (Accession Nos. 0000927405-00-000135 and 0000927405-00-000136) (“PEA Nos. 30 and 31”), Post-Effective Amendment No. 34 to such Registration Statement filed on August 1, 2000 (Accession No. 0000948221-00-000340) (“PEA No. 34”),

Post-Effective Amendment No. 35 to such Registration Statement filed on March 9, 2001 (Accession No. 0000912057-01-007427) (“PEA No. 35”), Post-Effective Amendment No. 38 to such Registration Statement filed on May 30, 2002 (Accession No. 0000912057-02-022419) (“PEA No. 38”), Post-Effective Amendment No. 39 to such Registration Statement filed on July 29, 2003 (Accession No. 0001047469-03-025437) (“PEA No. 39”), Post-Effective Amendment No. 40 to such Registration Statement filed on July 26, 2004 (Accession No. 0000950137-04-005850) (“PEA No. 40”), Post-Effective Amendment No. 41 to such Registration Statement filed on December 1, 2004 (Accession No. 0000950137-04-010606) (“PEA No. 41”), Post-Effective Amendment No. 42 to such Registration Statement filed on May 25, 2005 (Accession No. 0000950137-05-006454) (“PEA No. 42”), Post-Effective Amendment No. 45 to such Registration Statement filed on December 16, 2005 (Accession No. 0000950137-05-015036) (“PEA No. 45”), Post-Effective Amendment No. 46 to such Registration Statement filed on March 27, 2006 (Accession No. 0000950137-06-003828) (“PEA No. 46”), Post-Effective Amendment No. 49 to such Registration Statement filed on June 22, 2006 (Accession No. 0000950137-06-007089) (“PEA No. 49”), Post-Effective Amendment No. 50 to such Registration Statement filed on July 28, 2006 (Accession No. 0000950137-06-008268) (“PEA No. 50”), Post-Effective Amendment No. 53 to such Registration Statement filed on May 30, 2007 (Accession No. 0000950137-07-008254), (“PEA No. 53”) Post-Effective Amendment No. 57 to such Registration Statement filed on August 13, 2007 (Accession No. 0000950137-07-012261) (“PEA No. 57”), Post-Effective Amendment No. 60 to such Registration Statement filed on July 29, 2008 (Accession No. 0001193125-08-160161) (“PEA No. 60”), Post-Effective Amendment No. 63 to such Registration Statement filed on November 17, 2008 (Accession No. 0001193125-08-237777) (“PEA No. 63”), Post-Effective Amendment No. 64 to such Registration Statement filed on March 31, 2009 (Accession No. 0001193125-09-069646) (“PEA No. 64”), Post-Effective Amendment No. 65 to such Registration Statement filed on June 22, 2009 (Accession No. 0001193125-09-134909) (“PEA No. 65”), Post-Effective Amendment No. 68 to such Registration Statement filed on September 8, 2009 (Accession No. 0001193125-09-188660) (“PEA No. 68”), Post-Effective Amendment No. 69 to such Registration Statement filed on January 4, 2010 (Accession No. 0001193125-10-000472) (“PEA No. 69”), Post-Effective Amendment No. 71 to such Registration Statement filed on May 28, 2010 (Accession No. 0000950130-10-000276) (“PEA No. 71”), Post-Effective Amendment No. 74 to such Registration Statement filed on July 29, 2010 (Accession No. 0001193125-10-170156) (“PEA No. 74”), Post-Effective Amendment No. 76 to such Registration Statement filed on May 16, 2011 (Accession No. 0001193125-11-141481) (“PEA No. 76”), Post-Effective Amendment No. 78 to such Registration Statement filed on July 27, 2011 (Accession No. 0001193125-11-199111) (“PEA No. 78”), Post-Effective Amendment No. 86 to such Registration Statement filed on July 23, 2012 (Accession No. 0001193125-12-310585) (“PEA No. 86”), Post-Effective Amendment No. 91 to such Registration Statement filed on August 17, 2012 (Accession No. 0001193125-12-360787) (“PEA No. 91”), Post-Effective Amendment No. 93 to such Registration Statement filed on December 7, 2012 (Accession No. 0001193125-12-495705) (“PEA No. 93”), Post-Effective Amendment No. 95 to such Registration Statement filed on March 22, 2013 (Accession No. 0001193125-13-121464) (“PEA No. 95”), Post-Effective Amendment No. 98 to such Registration Statement filed on July 22, 2013 (Accession No. 0001193125-13-297456) (“PEA No. 98”), Post-Effective Amendment No. 102 to such Registration Statement filed on October 15, 2013 (Accession No. 0001193125-13-400061) (“PEA No. 102”), Post-Effective

Amendment No. 104 to such Registration Statement filed on July 24, 2014 (Accession No. 0001193125-14-279075) (“PEA No. 104”), Post-Effective Amendment No. 105 to such Registration Statement filed on July 24, 2014 (Accession No. 0001193125-14-279120) (“PEA No. 105”), Post-Effective Amendment No. 108 to such Registration Statement filed on July 24, 2015 (Accession No. 0001193125-15-262844) (“PEA No. 108”), Post-Effective Amendment No. 109 to such Registration Statement filed on July 24, 2015 (Accession No. 0001193125-15-262896) (“PEA No. 109”), Post-Effective Amendment No. 112 to such Registration Statement filed on March 10, 2106 (Accession No. 0001193125-16-500061) (“PEA No. 112”), Post-Effective Amendment No. 114 to such Registration Statement filed on July 28, 2016 (Accession No. 0001193125-16-662187) (“PEA No. 114”); Post-Effective Amendment No. 117 to such Registration Statement filed on September 28, 2016 (Accession No. 0001193125-16-723779) (“PEA No. 117”), and Post-Effective Amendment No. 119 to such Registration Statement filed on October 14, 2016 (Accession No. 0001193125-16-737780) (“PEA No. 119”).

1.	(a)	Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to PEA Nos. 30 and 31.

	(b)	Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(2) to PEA No. 34.

	(c)	Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(3) to PEA No. 34.

	(d)	Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 filed as Exhibit (a)(1) to PEA No. 35.

	(e)	Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 filed as Exhibit (a)(2) to PEA No. 35.

	(f)	Amendment No. 5 to the Agreement and Declaration of Trust dated July 29, 2003 filed as Exhibit (a)(6) to PEA No. 39.

	(g)	Amendment No. 6 to the Agreement and Declaration of Trust dated October 26, 2004 filed as Exhibit (a)(7) to PEA No. 41.

	(h)	Amendment No. 7 to the Agreement and Declaration of Trust dated February 11, 2005 filed as Exhibit (a)(8) to PEA No. 42.

	(i)	Amendment No. 8 to the Agreement and Declaration of Trust dated May 6, 2005 filed as Exhibit (a)(9) to PEA No. 42.

	(j)	Amendment No. 9 to the Agreement and Declaration of Trust dated November 4, 2005 filed as Exhibit (a)(10) to PEA No. 45.

	(k)	Amendment No. 10 to the Agreement and Declaration of Trust dated February 16, 2006 filed as Exhibit (a)(11) to PEA No. 46.

(l)	Amendment No. 11 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(12) to PEA No. 49.

(m)	Amendment No. 12 to the Agreement and Declaration of Trust dated May 4, 2006 filed as Exhibit (a)(13) to PEA No. 49.

(n)	Amendment No. 13 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(14) to PEA No. 49.

(o)	Amendment No. 14 to the Agreement and Declaration of Trust dated June 20, 2006 filed as Exhibit (a)(15) to PEA No. 50.

(p)	Amendment No. 15 to the Agreement and Declaration of Trust dated February 16, 2007 filed as Exhibit (a)(16) to PEA No. 53.

(q)	Amendment No. 16 to the Agreement and Declaration of Trust dated February 15, 2007 filed as Exhibit (a)(17) to PEA No. 53.

(r)	Amendment No. 17 to the Agreement and Declaration of Trust dated August 3, 2007 filed as Exhibit (a)(18) to PEA No. 57.

(s)	Amendment No. 18 to the Agreement and Declaration of Trust dated August 3, 2007 filed as Exhibit (a)(19) to PEA No. 57.

(t)	Amendment No. 19 to the Agreement and Declaration of Trust dated November 2, 2007 filed as Exhibit (a)(20) to PEA No. 60.

(u)	Amendment No. 20 to the Agreement and Declaration of Trust dated August 8, 2008 filed as Exhibit (a)(21) to PEA No. 63.

(v)	Amendment No. 21 to the Agreement and Declaration of Trust dated November 7, 2008 filed as Exhibit (a)(22) to PEA No. 63.

(w)	Amendment No. 22 to the Agreement and Declaration of Trust dated May 8, 2009 filed as Exhibit (a)(23) to PEA No. 65.

(x)	Amendment No. 23 to the Agreement and Declaration of Trust dated August 28, 2009 filed as Exhibit (a)(24) to PEA No. 68.

(y)	Amendment No. 24 to the Agreement and Declaration of Trust dated December 14, 2009 filed as Exhibit (a)(25) to PEA No. 71.

(z)	Amendment No. 25 to the Agreement and Declaration of Trust effective May 14, 2010 filed as Exhibit (a)(26) to PEA No. 74.

(aa)	Amendment No. 26 to the Agreement and Declaration of Trust effective July 31, 2010 filed as Exhibit (a)(27) to PEA No. 74.

(bb)	Amendment No. 27 to the Agreement and Declaration of Trust effective August 11, 2010 filed as Exhibit (a)(28) to PEA No. 76.

(cc)	Amendment No. 28 to the Agreement and Declaration of Trust effective February 18, 2011 filed as Exhibit (a)(29) to PEA No. 76.

(dd)	Amendment No. 29 to the Agreement and Declaration of Trust effective May 18, 2012 filed as Exhibit (a)(30) to PEA No. 86.

(ee)	Amendment No. 30 to the Agreement and Declaration of Trust effective August 9, 2012 filed as Exhibit (a)(31) to PEA No. 91.

(ff)	Amendment No. 31 to the Agreement and Declaration of Trust effective November 9, 2012 filed as Exhibit (a)(32) to PEA No. 93.

(gg)	Amendment No. 32 to the Agreement and Declaration of Trust effective February 15, 2013 filed as Exhibit (a)(33) to PEA No. 95.

(hh)	Amendment No. 33 to the Agreement and Declaration of Trust effective August 22, 2013 filed as Exhibit (a)(34) to PEA No. 102.

(ii)	Amendment No. 34 to the Agreement and Declaration of Trust effective August 22, 2013 filed as Exhibit (a)(35) to PEA No. 104.

(jj)	Amendment No. 35 to the Agreement and Declaration of Trust effective February 14, 2014 filed as Exhibit (a)(36) to PEA No. 104.

(kk)	Amendment No. 36 to the Agreement and Declaration of Trust effective December 5, 2014 filed as Exhibit (a)(37) to PEA No. 108.

(ll)	Amendment No. 37 to the Agreement and Declaration of Trust effective August 21, 2015 filed as Exhibit (a)(38) to PEA No. 112.

(mm)	Amendment No. 38 to the Agreement and Declaration of Trust effective March 9, 2016 filed as Exhibit (a)(39) to PEA No. 112.

(nn)	Amendment No. 39 to the Agreement and Declaration of Trust effective May 19, 2016 filed as Exhibit (a)(40) to PEA No. 114.

(oo)	Amendment No. 40 to the Agreement and Declaration of Trust effective June 17, 2016 filed as Exhibit (a)(41) to PEA No. 114.

(pp)	Amendment No. 41 to the Agreement and Declaration of Trust effective July 22, 2016 filed as Exhibit (a)(42) to PEA No. 114.

	(qq)	Amendment No. 42 to the Agreement and Declaration of Trust dated August 25, 2016 filed as Exhibit (a)(43) to PEA No. 117.

	(rr)	Amendment No. 43 to the Agreement and Declaration of Trust dated October 7, 2016 is filed as Exhibit (a)(44) to PEA No. 119.

2.	(a)	Amended and Restated By-Laws adopted August 2, 2000 filed as Exhibit (b)(1) to PEA No. 38.

	(b)	Amendment No. 1 to the Amended and Restated By-Laws adopted March 31, 2003 filed as Exhibit (b)(2) to PEA No. 39.

	(c)	Amendment No. 2 to the Amended and Restated By-Laws adopted July 29, 2003 filed as Exhibit (b)(3) to PEA No. 39.

	(d)	Amendment No. 3 to the Amended and Restated By-Laws adopted April 27, 2004 filed as Exhibit (b)(4) to PEA No. 40.

	(e)	Amendment No. 4 to the Amended and Restated By-Laws adopted July 27, 2004 filed as Exhibit (b)(5) to PEA No. 41.

	(f)	Amendment No. 5 to the Amended and Restated By-Laws adopted June 20, 2006 filed as Exhibit (b)(6) to PEA No. 50.

	(g)	Amendment No. 6 to the Amended and Restated By-Laws adopted February 14, 2008 filed as Exhibit (b)(7) to PEA No. 60.

	(h)	Amendment No. 7 to the Amended and Restated By-Laws adopted November 5, 2010 filed as Exhibit (b)(8) to PEA No. 76.

	(i)	Amendment No. 8 to the Amended and Restated By-Laws adopted August 19, 2015 filed as Exhibit (b)(9) to PEA No. 112.

	(j)	Amendment No. 9 to the Amended and Restated By-Laws adopted August 20, 2015 filed as Exhibit (b)(10) to PEA No. 112.

3.		None.

4.		Agreement and Plan of Reorganization is included in Appendix A to the Combined Prospectus/Information Statement included in this registration statement.

5.		Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to PEA Nos. 30 and 31.

6.	(a)	Management Agreement between Northern Funds and Northern Trust Investments, Inc. dated June 30, 2014 is filed as Exhibit (d)(1) to PEA No. 104

(b)	Management Agreement between Northern Funds (on behalf of the Multi- Manager Funds) and Northern Trust Investments, Inc. dated June 30, 2014 filed as Exhibit (d)(2) to PEA No. 104.

(c)	Amended and Restated Exhibit A to the Management Agreement between Northern Funds (on behalf of the Multi-Manager Funds) and Northern Trust Investments, Inc. dated May 2, 2016 filed as Exhibit (d)(3) to PEA No. 114.

(d)	Fee Reduction Commitment between Northern Funds (on behalf of the Active M Emerging Markets Equity Fund, Multi-Manager Global Real Estate Fund, Active M International Equity Fund and Multi-Manager High Yield Opportunity Fund) and Northern Trust Investments, Inc. dated June 15, 2016 filed as Exhibit (d)(4) to PEA No. 114.

(e)	Form of Amended and Restated Exhibit A to the Management Agreement between Northern Funds and Northern Trust Investments, Inc. filed as Exhibit (d)(5) to PEA No. 117.

(f)	Expense Reimbursement Agreement between Northern Funds and Northern Trust Investments, Inc. dated June 30, 2014 filed as Exhibit (d)(128) to PEA No. 104.

(g)	Expense Reimbursement Agreement between Northern Funds (on behalf of the Multi-Manager Funds) and Northern Trust Investments, Inc. dated June 30, 2014 filed as Exhibit (d)(129) to PEA No. 104.

(h)	Amended and Restated Exhibit A to the Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (d)(7) to PEA No. 114.

(i)	Amended and Restated Exhibit A to Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated June 15, 2016 filed as Exhibit (d)(8) to PEA No. 114.

(j)	Form of Amended and Restated Exhibit A to Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. filed as Exhibit (d)(10) to PEA No. 117.

(k)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Axiom International Investors, LLC dated November 19, 2008 filed as Exhibit (d)(58) to PEA No. 64.*

(l)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Axiom International Investors, LLC filed as Exhibit (d)(35) to PEA No. 69.

(m)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Axiom International Investors, LLC filed as Exhibit (d)(101) to PEA No. 78.

(n)	Amendment No. 1 to the Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Axiom International Investors LLC dated October 1, 2012 filed as Exhibit (d)(98) to PEA No. 98.*

(o)	Amendment No. 2 to the Sub-Advisory Agreement between Northern Trust Investments, Inc. and Axiom International Investors, LLC dated June 30, 2014 filed as Exhibit (d)(136) to PEA No. 105.

(p)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and BlueBay Asset Management LLP dated November 22, 2013 filed as Exhibit (d)(134) to PEA No. 105.*

(q)	Amendment No. 1 to the Sub-Advisory Agreement between Northern Trust Investments, Inc. and BlueBay Asset Management LLP dated June 30, 2014 filed as Exhibit (d)(162) to PEA No. 105.

(r)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Brookfield Investment Management Inc. dated May 18, 2012 filed as Exhibit (d)(128) to PEA No. 86.*

(s)	Amendment No. 1 to the Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Brookfield Investment Management Inc. dated January 1, 2013 filed as Exhibit (d)(108) to PEA No. 98.*

(t)	Amendment No. 2 to the Sub-Advisory Agreement between Northern Trust Investments, Inc. and Brookfield Investment Management Inc. dated June 30, 2014 filed as Exhibit (d)(141) to PEA No. 105.

(u)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Brookfield Investment Management, Inc. dated November 24, 2014 filed as Exhibit (d)(156) to PEA No. 109.*

(v)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Cambiar Investors, LLC dated June 7, 2016 filed as Exhibit (d)(20) to PEA No. 114.*

(w)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Causeway Capital Management LLC dated June 10, 2016 filed as Exhibit (d)(21) to PEA No. 114.*

(x)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and DDJ Capital Management, LLC dated September 19, 2012 filed as Exhibit (d)(95) to PEA No. 98.*

(y)	Amendment No. 1 to the Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and DDJ Capital Management, LLC dated October 1, 2012 filed as Exhibit (d)(96) to PEA No. 98.*

(z)	Amendment No. 2 to the Sub-Advisory Agreement between Northern Trust Investments, Inc. and DDJ Capital Management, LLC dated June 30, 2014 filed as Exhibit (d)(164) to PEA No. 105.

(aa)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Delaware Investments Fund Advisers dated August 22, 2014 filed as Exhibit (d)(155) to PEA No. 109.*

(bb)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc. and Delaware Investments Fund Advisers dated March 8, 2016 filed as Exhibit (d)(26) to PEA No. 114.*

(cc)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc. and Granite Investment Partners, LLC dated March 9, 2016 filed as Exhibit (d)(27) to PEA No. 114.*

(dd)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Lazard Asset Management LLC dated August 23, 2013 filed as Exhibit (d)(85) to PEA No. 102.*

(ee)	Amendment No. 1 to the Sub-Advisory Agreement between Northern Trust Investments, Inc. and Lazard Asset Management LLC dated June 30, 2014 filed as Exhibit (d)(163) to PEA No. 105.

(ff)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Lazard Asset Management LLC dated March 7, 2013 filed as Exhibit (d)(125) to PEA No. 98.*

(gg)	Amendment No. 1 to the Sub-Advisory Agreement between Northern Trust Investments, Inc. and Lazard Asset Management LLC dated June 30, 2014 filed as Exhibit (d)(142) to PEA No. 105.

(hh)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and The London Company of Virginia, LLC dated March 9, 2016 filed as Exhibit (d)(32) to PEA No. 114.*

(ii)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Neuberger Berman Fixed Income LLC dated July 1, 2011 filed as Exhibit (d)(128) to PEA No. 78.*

(jj)	Amendment No. 1 to the Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Neuberger Berman Fixed Income LLC dated January 1, 2013 filed as Exhibit (d)(116) to PEA No. 98.*

(kk)	Amendment No. 2 to the Sub-Advisory Agreement between Northern Trust Investments, Inc. and Neuberger Berman Fixed Income LLC dated June 30, 2014 filed as Exhibit (d)(166) to PEA No. 105.

(ll)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Nomura Corporate Research and Asset Management, Inc. dated June 10, 2016 filed as Exhibit (d)(36) to PEA No. 114.

(mm)	Investment Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and PanAgora Asset Management, Inc. dated November 22, 2013 filed as Exhibit (d)(133) to PEA No. 105.*

(nn)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and PanAgora Asset Management, Inc. filed as Exhibit (d)(49) to PEA No. 69.

(oo)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and PanAgora Asset Management, Inc. filed as Exhibit (d)(114) to PEA No. 78.

(pp)	Amendment No. 1 to the Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and PanAgora Asset Management Inc. dated January 1, 2013 filed as Exhibit (d)(118) to PEA No. 98.*

(qq)	Amendment No. 2 to the Sub-Advisory Agreement between Northern Trust Investments, Inc. and PanAgora Asset Management, Inc. dated June 30, 2014 filed as Exhibit (d)(138) to PEA No. 105.

	(rr)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Polen Capital Management, LLC dated March 9, 2016 filed as Exhibit (d)(42) as PEA No. 114.*

	(ss)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and Victory Capital Management Inc. dated November 19, 2015 filed as Exhibit (d)(43) to PEA No. 114.*

	(tt)	Investment Sub-Advisory Agreement between Northern Trust Investments, Inc. and WCM Investment Management dated August 21, 2015 filed as Exhibit (d)(108) to PEA No. 112.*

	(uu)	Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Westwood Global Investments, LLC dated November 19, 2008 filed as Exhibit (d)(60) to PEA No. 64.*

	(vv)	Assumption Agreement dated October 1, 2009 among Northern Trust Investments, N.A., Northern Trust Global Advisors, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC filed as Exhibit (d)(54) to PEA No. 69.

	(ww)	Assumption Agreement dated December 30, 2010 among Northern Trust Investments, N.A., Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC filed as Exhibit (d)(122) to PEA No. 78.

	(xx)	Amendment No. 1 to the Sub-Advisory Agreement among Northern Trust Investments, Inc., The Northern Trust Company of Connecticut and Westwood Global Investments, LLC dated January 1, 2013 filed as Exhibit (d)(123) to PEA No. 98.*

	(yy)	Amendment No. 2 to the Sub-Advisory Agreement between Northern Trust Investments, Inc. and Westwood Global Investments, LLC dated June 30, 2014 filed as Exhibit (d)(140) to PEA No. 105.

7.	(a)	Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated May 31, 2017 is filed herewith.

8.		None.

9.	(a)	Custody Agreement between Northern Funds and The Northern Trust Company dated June 30, 2014 filed as Exhibit (g)(1) to PEA No. 104.

	(b)	Amended and Restated Schedule A to the Custody Agreement between Northern Funds and The Northern Trust Company dated May 2, 2016 filed as Exhibit (g)(2) to PEA No. 114.

	(c)	Amended and Restated Schedule B to the Custody Agreement between Northern Funds and The Northern Trust Company dated May 2, 2016 filed as Exhibit (g)(3) to PEA No. 114.

	(d)	Amended and Restated Schedule C to the Custody Agreement between Northern Funds and The Northern Trust Company dated May 2, 2016 filed as Exhibit (g)(4) to PEA No. 114.

	(e)	Form of Amended and Restated Schedule B to the Custody Agreement between Northern Funds and The Northern Trust Company filed as Exhibit (g)(5) to PEA No. 117.

	(f)	Amended and Restated Schedule C to the Custody Agreement between Northern Funds and The Northern Trust Company filed as Exhibit (g)(6) to PEA No. 117.

10.		None.

11.		Opinion and Consent of Drinker Biddle & Reath LLP, with respect to the legality of securities being represented is filed herewith.

12.		Form of Opinion and Consent of Drinker Biddle & Reath LLP, with respect to tax matters is filed herewith.

13.	(a)	Transfer Agency and Service Agreement between Registrant and The Northern Trust Company dated June 30, 2014 filed as Exhibit (h)(1) to PEA No. 104.

	(b)	Amended and Restated Schedule A to the Transfer Agency and Services Agreement between Registrant and The Northern Trust Company dated May 2, 2016 filed as Exhibit (h)(2) to PEA No. 114.

	(c)	Amended and Restated Schedule B to the Transfer Agency and Services Agreement between Registrant and The Northern Trust Company filed as Exhibit (h)(3) to PEA No. 114.

	(d)	Form of Amended and Restated Schedule A to the Transfer Agency and Services Agreement between Registrant and The Northern Trust Company filed as Exhibit (h)(4) to PEA No. 117.

	(e)	Form of Amended and Restated Schedule B to the Transfer Agency and Services Agreement between Registrant and The Northern Trust Company filed as Exhibit (h)(5) to PEA No. 117.

	(f)	Amended and Restated Service Plan, adopted as of April 1, 1994 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

	(g)	Amended and Restated Service Plan, adopted on April 1, 1994 and amended on May 2, 2000 and filed as Exhibit (h)(16) to PEA No. 34, and Related Forms of Servicing Agreement as amended on February 13, 2004 filed as Exhibit (h)(19) to PEA 40.

	(h)	Amended and Restated Service Plan, adopted on April 1, 1994 and amended on May 2, 2000 and November 19, 2015, and Form of Services Agreement, filed as Exhibit (h)(6) to PEA No. 114.

14.		Consent of Deloitte & Touche LLP is filed herewith.

15.		None.

16.		Power of Attorney is filed herewith.

17.		Other Exhibits

	(a)	Prospectus dated July 31, 2016, as supplemented to date, for the Northern Funds Equity Funds, as filed with the Securities and Exchange Commission (“SEC”) on July 28, 2016 (Registration Nos. 33-73404 and 811-08236, EDGAR accession number 0001193125-16-662187) and incorporated herein by reference.

	(b)	Statement of Additional Information dated July 31, 2016, as supplemented to date, for the Northern Funds (other than the Equity Index Funds, Global Tactical Asset Allocation Fund, the Multi-Manager Funds, the Money Market Funds, and Investors Variable NAV Funds), as filed with the SEC on July 28, 2016 (Registration Nos. 33-73404 and 811-08236, EDGAR accession number 0001193125-16-662187) and incorporated herein by reference.

	(c)	Audited financial statements and financial highlights and related Report of Independent Registered Public Accounting Firm with respect to the Northern Funds’ Large Cap Equity Fund and Large Cap Core Fund included in Northern Funds’ Annual Reports for the year ended March 31, 2017 as filed with the SEC with Northern Funds’ Certified Shareholder Report on May 31, 2017 (Registration Nos. 33-73404 and 811-08236, EDGAR accession number 0001193125-17-189259) and incorporated herein by reference. No other parts of the Northern Funds’ Annual Reports are incorporated herein by reference.

*		Portions of this exhibit have been omitted pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Chicago and State of Illinois, on the 6th day of June, 2017.

NORTHERN FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Name	Title	Date

/s/ Peter K. Ewing Peter K. Ewing	President (Principal Executive Officer)	June 6, 2017

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer) and Senior Vice President	June 6, 2017

/s/ William L. Bax* William L. Bax	Trustee	June 6, 2017

/s/ Mark G. Doll* Mark G. Doll	Trustee	June 6, 2017

/s/ Sandra Polk Guthman* Sandra Polk Guthman	Trustee	June 6, 2017

/s/ Thomas A. Kloet* Thomas A. Kloet	Trustee	June 6, 2017

/s/ David R. Martin* David R. Martin	Trustee	June 6, 2017

/s/ Cynthia R. Plouché* Cynthia R. Plouché	Trustee	June 6, 2017

/s/ Stephen N. Potter* Stephen N. Potter	Trustee	June 6, 2017

/s/ Mary Jacobs Skinner* Mary Jacobs Skinner	Trustee	June 6, 2017

/s/ Casey J. Sylla* Casey J. Sylla	Trustee	June 6, 2017

/s/ Peter K. Ewing
* By	Peter K. Ewing
Attorney-In-Fact

INDEX TO EXHIBITS

EXHIBIT NUMBER	EXHIBIT TITLE

7.	Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated May 31, 2017

11.	Opinion and Consent of Drinker Biddle & Reath LLP with respect to the legality of securities being registered

12.	Form of Opinion and Consent of Drinker Biddle & Reath LLP with respect to tax matters

14.	Consent of Deloitte & Touche LLP

16.	Power of Attorney